UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

135 East 57th Street

6th Floor

New York, NY 10022

(Name and address of agent for service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

3	Transparent Value Large-Cap Aggressive Fund

4	Transparent Value Large-Cap Defensive Fund

5	Transparent Value Large-Cap Market Fund

6	Transparent Value Dividend Fund

7	Transparent Value Large-Cap Core Fund

8	Transparent Value Large-Cap Growth Fund

9	Transparent Value Large-Cap Value Fund

10	Transparent Value Directional Allocation Fund

11	DISCLOSURE OF FUND EXPENSES

15	SCHEDULE OF INVESTMENTS

15	Transparent Value Large-Cap Aggressive Fund

17	Transparent Value Large-Cap Defensive Fund

19	Transparent Value Large-Cap Market Fund

21	Transparent Value Dividend Fund

23	Transparent Value Large-Cap Core Fund

25	Transparent Value Large-Cap Growth Fund

27	Transparent Value Large-Cap Value Fund

29	Transparent Value Directional Allocation Fund

30	STATEMENTS OF ASSETS AND LIABILITIES

32	STATEMENTS OF OPERATIONS

34	STATEMENTS OF CHANGES IN NET ASSETS

42	FINANCIAL HIGHLIGHTS

50	NOTES TO FINANCIAL STATEMENTS

65	ADDITIONAL INFORMATION

Shareholder Letter
March 31, 2013 (Unaudited)

Dear Shareholder,

We are pleased to provide you with information about the Transparent Value Mutual Funds (“Transparent Value”) for the six month period ended March 31st, 2013. Transparent Value offers a diverse family of mutual funds to help investors express their view of the market and manage risk. At Transparent Value we believe successful equity investing is not about trying to pick winning stocks but to rather actively avoid losers. Picking winners requires making accurate predictions about a company’s future success, but by definition the future is completely unknowable. While investors continue to face a host of unknowns, we believe a reliable path to success is to rely on known information.

At Transparent Value we are committed to our disciplined rules based methodology which we believe minimizes a portfolio manager from falling victim to behavioral biases. We believe our systemic, disciplined process over time will lead to better outcomes. Applying actuarial, risk management lessons, Transparent Value has built an investment management platform that we believe can deliver more sustainable long-term investment results. At the heart of this process is a success measure called Required Business Performance (RBP®) Probability, and it seeks to establish a clear link between a company’s stock price and what management must do to justify that valuation.

We thank you for investing with Transparent Value and look forward to serving your investment needs in the future.

Sincerely,

Armen Arus

President, Transparent Value Trust

Semi-Annual Report | March 31, 2013 (Unaudited)	1

Manager Commentary
March 31, 2013 (Unaudited)

The past six months were favorable for holders of U.S. equities as the Dow Jones U.S. Large-Cap Total Stock Market IndexSM gained 10.71% as of March 31, 2013. Such gains are hardly surprising given the Federal Reserve’s (the “Fed”) resolve to maintain an extremely accommodative policy. Indeed, only Congress seems to have been able to arrest the market’s quantitative easing rally and the setback was only fleeting.

One of the most straight forward reasons to remain bullish on U.S. equities has been the unlimited support that has been pledged by the Federal Reserve. Much ink has been spilled over the diminishing marginal returns of Fed stimulus. Nevertheless, in September, Federal Reserve Chairman, Ben Bernanke announced what has been dubbed ‘QE Infinity’. This is the newest policy initiative that has been linked to the unemployment rate as opposed to a discrete dollar value of stimulus. Readers may recall over a year ago we began discussing the likelihood of the Fed to focus on their long forgotten second mandate of maximum employment. With the unemployment rate currently standing a 7.7%, and having declined by just slightly more than half a percent since March 2012, it seems the Fed will be maintaining its accommodative bond buying for the foreseeable future. At the current rate this program is pumping an average of $94 billion a month since the start of 2013. The result has been an inflating of equity values along with other risk assets. This relationship is abundantly clear in the graph to the right showing the Fed’s balance sheet and the rising Standard & Poor’s 500 (“S&P 500”) equity index.

Unfortunately, not all elements of government appear to be singularly focused on economic growth. It had been our view that November elections would induce a rally as voters removed uncertainty from Washington. This did not come to pass as the Presidential election simply upheld the status quo. Indeed, if anything, a divisive and philosophical Presidential campaign further entrenched respective Democratic and Republican camps. The two sides came together at the very last minute to avert the year-end ‘fiscal cliff’, but the results largely delayed the most difficult of decisions.

Expect Washington’s “delay, delay, delay” policy approach to create ample future catalyst for periodic market corrections. Similarly, the more recent banking crisis in the small country of Cyprus reminds us there remain a numbers of skeletons in Europe’s closet. Such negatives, combined with the U.S. market’s quick and substantial gains, increase the likelihood of a modest correction. We believe any such misstep in U.S. equities should represent an attractive entry points for long term investors.

1 Source: Federal Reserve, Bloomberg FARBAST Index, SPX Index, Guggenheim Partners calculation. Data as of 3/31/2013. Past performance is no guarantee of future results.

Fiscal Cliff: A combination of expiring tax cuts and across-the-board government spending cuts scheduled to become effective Dec. 31, 2012.

Quantitative Easing – QE: A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital, in an effort to promote increased lending and liquidity.

S&P 500 Index: The S&P 500 Index is a managed index of 500 common stocks chosen to reflect the industries in the U.S. economy.

Transparent Value investment methodology bases portfolio construction on stock selection, and does not make explicit sector allocations. It is the aggregate selection of individual securities that results in sector overweights and underweights. Please see the respective fund’s offering documents for further information and full disclosure of the fund’s investment objectives.

2	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Aggressive Fund March 31, 2013 (Unaudited)

The Transparent Value Large-Cap Aggressive Fund Class F-1 returned 15.44% over the six months ending March 31, 2013. This return represents outperformance of 4.73% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Information Technology sector. The greatest detractor to fund alpha came from the Materials sector.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

March 31, 2013

Industrials	22.39%
Energy	19.37%
Consumer Discretionary	15.90%
Information Technology	14.42%
Materials	9.54%
Health Care	8.90%
Financials	5.27%
Consumer Staples	3.20%
Exchange Traded Funds	0.72%
Other Assets in Excess of Liabilities	0.29%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect

the current or future positions of

the portfolio.

PERFORMANCE

	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	3.10%	13.35%	13.35%	8.37%	7.06%
Fund – Class C	3.02%	13.40%	13.40%	7.76%	2.51%***
Fund – Class F-1	3.09%	13.28%	13.28%	8.28%	7.10%
Fund – Class I	3.07%	13.43%	13.43%	8.50%	3.15%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2013 (Unaudited)	3

Manager Commentary
Transparent Value Large-Cap Defensive Fund March 31, 2013 (Unaudited)

The Transparent Value Large-Cap Defensive Fund Class F-1 returned 10.54% over the six months ending March 31, 2013. This return represents underperformance of -0.17% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Information Technology sector. The greatest detractor to fund alpha came from the Consumer Discretionary sector.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

March 31, 2013

Industrials	25.27%
Financials	18.04%
Health Care	14.60%
Consumer Discretionary	12.93%
Information Technology	9.02%
Consumer Staples	8.94%
Telecommunication Services	5.12%
Utilities	3.06%
Materials	2.23%
Exchange Traded Funds	0.45%
Other Assets in Excess of Liabilities	0.34%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect

the current or future positions of

the portfolio.

PERFORMANCE

	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	4.59%	11.10%	11.10%	12.50%	11.68%
Fund – Class C	4.57%	10.95%	10.95%	11.92%	11.53%***
Fund – Class F-1	4.63%	11.09%	11.09%	12.74%	11.84%
Fund – Class I	4.62%	11.16%	11.16%	12.99%	12.34%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

4	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Market Fund March 31, 2013 (Unaudited)

The Transparent Value Large-Cap Market Fund Class F-1 returned 12.61% over the six months ending March 31, 2013. This return represents outperformance of 1.89% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Information Technology sector. The greatest detractor to fund alpha came from the Financials sector.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

March 31, 2013

Industrials	29.00%
Consumer Discretionary	17.52%
Information Technology	15.25%
Health Care	12.33%
Consumer Staples	8.64%
Energy	5.64%
Financials	5.56%
Materials	4.98%
Utilities	0.95%
Other Assets in Excess of Liabilities	0.13%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect

the current or future positions of

the portfolio.

PERFORMANCE

	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	2.88%	12.13%	12.13%	12.57%	12.57%
Fund – Class C	2.80%	11.83%	11.83%	11.78%	9.91%***
Fund – Class F-1	2.93%	12.09%	12.09%	12.69%	12.68%
Fund – Class I	2.92%	12.13%	12.13%	12.93%	10.46%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2013 (Unaudited)	5

Manager Commentary
Transparent Value Dividend Fund March 31, 2013 (Unaudited)

The Transparent Value Dividend Fund Class I returned 16.77% over the six months ending March 31, 2013. This return represents outperformance of 6.06% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Information Technology sector. The greatest detractor to fund alpha came from the Health Care sector.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

March 31, 2013

Financials	37.83%
Industrials	13.67%
Consumer Discretionary	9.50%
Information Technology	8.87%
Energy	8.04%
Consumer Staples	7.94%
Health Care	4.53%
Materials	3.27%
Telecommunication Services	2.56%
Utilities	1.07%
Exchange Traded Funds	1.79%
Other Assets in Excess of Liabilities	0.93%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect

the current or future positions of

the portfolio.

PERFORMANCE

	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	4.11%	12.23%	12.23%	18.66%	13.38%***
Fund – Class C	4.12%	12.17%	12.17%	17.99%	12.78%***
Fund – Class F-1	4.18%	12.37%	12.37%	18.89%	13.64%***
Fund – Class I	4.19%	12.42%	12.42%	19.19%	13.70%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

6	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Core Fund March 31, 2013 (Unaudited)

The Transparent Value Large-Cap Core Fund Class I returned 14.71% over the six months ending March 31, 2013. This return represents outperformance of 4.00% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Industrials sector. The greatest detractor to fund alpha came from the Financials sector.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

March 31, 2013

Consumer Discretionary	18.25%
Industrials	16.59%
Information Technology	16.35%
Energy	16.31%
Financials	15.04%
Health Care	6.78%
Consumer Staples	4.68%
Telecommunication Services	3.01%
Utilities	0.94%
Materials	0.87%
Exchange Traded Funds	0.47%
Other Assets in Excess of Liabilities	0.71%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect

the current or future positions of

the portfolio.

PERFORMANCE

	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	3.07%	11.11%	11.11%	11.62%	11.91%***
Fund – Class C	2.99%	10.96%	10.96%	10.96%	11.22%***
Fund – Class F-1	3.14%	11.16%	11.16%	11.88%	12.16%***
Fund – Class I	3.15%	11.29%	11.29%	12.14%	11.58%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

**Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2013 (Unaudited)	7

Manager Commentary
Transparent Value Large-Cap Growth Fund March 31, 2013 (Unaudited)

The Transparent Value Large-Cap Growth Fund Class I returned 16.15% over the six months ending March 31, 2013. This return represents outperformance of 7.68% relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Information Technology sector. The greatest detractor to fund alpha came from the Telecommunication sector.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

March 31, 2013

Industrials	26.94%
Consumer Discretionary	22.72%
Information Technology	13.79%
Energy	12.92%
Health Care	9.32%
Financials	4.89%
Consumer Staples	4.02%
Telecommunication Services	1.16%
Materials	0.84%
Exchange Traded Funds	2.55%
Other Assets in Excess of Liabilities	0.85%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect

the current or future positions of

the portfolio.

PERFORMANCE

	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	3.55%	12.79%	12.79%	10.55%	10.82%***
Fund – Class C	3.50%	12.63%	12.63%	10.07%	10.22%***
Fund – Class F-1	3.62%	12.83%	12.83%	10.80%	11.06%***
Fund – Class I	3.69%	12.97%	12.97%	11.14%	10.48%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

8	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Value Fund March 31, 2013 (Unaudited)

The Transparent Value Large-Cap Value Fund Class I returned 15.40% over the six months ending March 31, 2013. This return represents outperformance of 2.55% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM . The greatest contribution to fund alpha came from the Energy sector. The greatest detractor to fund alpha came from the Financials sector.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

March 31, 2013

Financials	29.25%
Consumer Discretionary	16.94%
Industrials	15.58%
Information Technology	10.01%
Energy	7.44%
Health Care	6.52%
Consumer Staples	4.57%
Materials	3.50%
Telecommunication Services	2.17%
Utilities	1.04%
Exchange Traded Funds	1.85%
Other Assets in Excess of Liabilities	1.13%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect

the current or future positions of

the portfolio.

PERFORMANCE

	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	3.31%	10.99%	10.99%	15.21%	11.96%***
Fund – Class C	3.33%	10.82%	10.82%	14.43%	11.22%***
Fund – Class F-1	3.33%	10.95%	10.95%	15.33%	12.04%***
Fund – Class I	3.33%	11.06%	11.06%	15.61%	11.39%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2013 (Unaudited)	9

Manager Commentary
Transparent Value Directional Allocation Fund March 31, 2013 (Unaudited)

The Transparent Value Directional Allocation Fund Class I returned 12.57% over the six months ending March 31, 2013. This return represents outperformance of 1.85% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha came from the Energy sector. The greatest detractor to fund alpha came from the Financials sector.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

March 31, 2013

Industrials	23.45%
Information Technology	18.29%
Consumer Discretionary	17.78%
Energy	17.07%
Materials	6.33%
Consumer Staples	6.19%
Health Care	5.83%
Financials	3.76%
Other Assets in Excess of Liabilities	1.30%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect

the current or future positions of

the portfolio.

PERFORMANCE

	1 Month	3 Month	YTD	Since Inception**
Fund – Class A	2.52%	13.12%	13.12%	19.35%
Fund – Class C	2.44%	12.86%	12.86%	18.65%
Fund – Class F-1	2.52%	13.03%	13.03%	19.34%
Fund – Class I	2.51%	13.11%	13.11%	19.55%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: June 18, 2012

Alpha – The difference between actual return over a specified period versus the expected return of the market.

10	www.transparentvalue.com

Disclosure of Fund Expenses
March 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2012 through March 31, 2013.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expense Paid During Period October 1, 2012 to March 31, 2013(b)
Transparent Value Large-Cap Aggressive Fund
Class A
Actual	1.51%	$1,000.00	$1,153.70	$8.11
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59

Class C
Actual	2.11%	$1,000.00	$1,153.80	$11.33
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60

Class F-1
Actual	1.36%	$1,000.00	$1,154.40	$7.30
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84

Class I
Actual	1.11%	$1,000.00	$1,155.50	$5.97
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Semi-Annual Report | March 31, 2013 (Unaudited)	11

Disclosure of Fund Expenses
March 31, 2013 (Unaudited)

Transparent Value Large-Cap Defensive Fund
Class A
Actual	1.51%	$1,000.00	$1,104.70	$7.92
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59

Class C
Actual	2.11%	$1,000.00	$1,101.70	$11.06
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60

Class F-1
Actual	1.36%	$1,000.00	$1,105.40	$7.14
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84

Class I
Actual	1.11%	$1,000.00	$1,107.00	$5.83
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Large-Cap Market Fund
Class A
Actual	1.51%	$1,000.00	$1,125.70	$8.00
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59

Class C
Actual	2.11%	$1,000.00	$1,121.40	$11.16
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60

Class F-1
Actual	1.36%	$1,000.00	$1,126.10	$7.21
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84

Class I
Actual	1.11%	$1,000.00	$1,127.50	$5.89
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Dividend Fund
Class A
Actual	1.50%	$1,000.00	$1,164.90	$8.10
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.45	$7.54

Class C
Actual	2.10%	$1,000.00	$1,162.70	$11.32
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.46	$10.55

Class F-1
Actual	1.35%	$1,000.00	$1,166.80	$7.29
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.20	$6.79

Class I
Actual	1.10%	$1,000.00	$1,167.70	$5.94
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.45	$5.54

12	www.transparentvalue.com

Disclosure of Fund Expenses
March 31, 2013 (Unaudited)

Transparent Value Large-Cap Core Fund
Class A
Actual	1.51%	$1,000.00	$1,143.80	$8.07
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59

Class C
Actual	2.11%	$1,000.00	$1,140.30	$11.26
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60

Class F-1
Actual	1.36%	$1,000.00	$1,145.40	$7.27
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84

Class I
Actual	1.11%	$1,000.00	$1,147.10	$5.94
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Large-Cap Growth Fund
Class A
Actual	1.51%	$1,000.00	$1,158.80	$8.13
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59

Class C
Actual	2.11%	$1,000.00	$1,155.20	$11.34
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60

Class F-1
Actual	1.36%	$1,000.00	$1,160.20	$7.32
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84

Class I
Actual	1.11%	$1,000.00	$1,161.50	$5.98
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Transparent Value Large-Cap Value Fund
Class A
Actual	1.51%	$1,000.00	$1,152.10	$8.10
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.40	$7.59

Class C
Actual	2.11%	$1,000.00	$1,148.60	$11.30
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.41	$10.60

Class F-1
Actual	1.36%	$1,000.00	$1,152.20	$7.30
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.15	$6.84

Class I
Actual	1.11%	$1,000.00	$1,154.00	$5.96
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

Semi-Annual Report | March 31, 2013 (Unaudited)	13

Disclosure of Fund Expenses
March 31, 2013 (Unaudited)

Transparent Value Directional Allocation Fund
Class A
Actual	1.50%	$1,000.00	$1,123.80	$7.94
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.45	$7.54

Class C
Actual	2.10%	$1,000.00	$1,120.40	$11.10
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.46	$10.55

Class F-1
Actual	1.35%	$1,000.00	$1,123.80	$7.15
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.20	$6.79

Class I
Actual	1.10%	$1,000.00	$1,125.70	$5.83
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.45	$5.54

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

14	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 98.99%
Consumer Discretionary 15.90%
Abercrombie & Fitch Co. - Class A	13,082	$604,388
CarMax, Inc.(a)	14,759	615,450
Comcast Corp. - Class A	14,870	624,689
Discovery Communications, Inc. - Class A(a)	6,445	507,479
Expedia, Inc.	8,796	527,848
Fossil, Inc.(a)	4,793	463,004
General Motors Co.(a)	16,658	463,426
The Home Depot, Inc.	7,439	519,094
Lennar Corp. - Class A	12,510	518,915
Liberty Interactive Corp. - Class A(a)	31,401	671,353
MGM Resorts International(a)	44,142	580,467
Polaris Industries, Inc.	8,126	751,574
priceline.com, Inc.(a)	854	587,492
Royal Caribbean Cruises, Ltd.	12,051	400,334
TripAdvisor, Inc.(a)	12,883	676,615
TRW Automotive Holdings Corp.(a)	9,862	542,410

		9,054,538

Consumer Staples 3.20%
Archer-Daniels-Midland Co.	16,109	543,357
Green Mountain Coffee Roasters, Inc.(a)	13,120	744,691
Ingredion, Inc.	7,369	532,926

		1,820,974

Energy 19.37%
Anadarko Petroleum Corp.	5,100	445,995
Cameron International Corp.(a)	6,940	452,488
Denbury Resources, Inc.(a)	23,060	430,069
EOG Resources, Inc.	5,888	754,076
Halliburton Co.	16,541	668,422
Helmerich & Payne, Inc.	12,002	728,522
HollyFrontier Corp.	12,546	645,492
Marathon Oil Corp.	20,254	682,965
Marathon Petroleum Corp.	5,932	531,507
Murphy Oil Corp.	10,843	691,024
Oasis Petroleum, Inc.(a)	20,395	776,438
Oceaneering International, Inc.	8,437	560,301
Phillips 66	7,740	541,568
Pioneer Natural Resources Co.	5,277	655,667
SM Energy Co.	7,564	447,940
Superior Energy Services, Inc.(a)	24,988	648,938
Tesoro Corp.	12,177	712,963
Valero Energy Corp.	14,440	656,876

		11,031,251

Financials 5.27%
CBRE Group, Inc. - Class A(a)	16,933	427,558
Hartford Financial Services Group, Inc.	21,959	566,542
Lincoln National Corp.	13,729	447,703
M&T Bank Corp.	4,018	414,497
Moody’s Corp.	12,080	644,106

	Shares	Value
Financials (continued)
Principal Financial Group, Inc.	14,732	$501,330

		3,001,736

Health Care 8.90%
Allergan, Inc.	3,706	413,701
Celgene Corp.(a)	6,036	699,633
Cerner Corp.(a)	6,469	612,938
Community Health Systems, Inc.	10,207	483,709
MEDNAX, Inc.(a)	4,671	418,662
PerkinElmer, Inc.	11,709	393,891
Regeneron Pharmaceuticals, Inc.(a)	3,569	629,571
ResMed, Inc.	10,829	502,032
Tenet Healthcare Corp.(a)	10,572	503,016
Thermo Fisher Scientific, Inc.	5,318	406,774

		5,063,927

Industrials 22.39%
AGCO Corp.	10,944	570,401
Carlisle Cos., Inc.	8,408	569,978
Colfax Corp.(a)	9,464	440,455
Cummins, Inc.	4,186	484,781
Deere & Co.	8,536	733,925
Eaton Corp. PLC	6,712	411,110
Flowserve Corp.	3,285	550,927
Fluor Corp.	10,850	719,681
Hertz Global Holdings, Inc.(a)	23,510	523,333
JB Hunt Transport Services, Inc.	9,291	691,994
Joy Global, Inc.	12,213	726,918
Kansas City Southern	4,738	525,444
Lincoln Electric Holdings, Inc.	8,141	441,079
Oshkosh Corp.(a)	11,513	489,187
PACCAR, Inc.	10,188	515,105
Parker Hannifin Corp.	5,288	484,275
Precision Castparts Corp.	2,736	518,800
Rockwell Automation, Inc.	5,369	463,613
Roper Industries, Inc.	4,187	533,047
Snap-on, Inc.	8,392	694,019
Timken Co.	8,738	494,396
United Rentals, Inc.(a)	10,778	592,467
Verisk Analytics, Inc. - Class A(a)	9,313	573,960

		12,748,895

Information Technology 14.42%
Amphenol Corp. - Class A	6,722	501,797
Autodesk, Inc.(a)	10,461	431,412
Cognizant Technology Solutions Corp. -Class A(a)	8,292	635,250
Computer Sciences Corp.	8,512	419,046
eBay, Inc.(a)	13,650	740,103
Global Payments, Inc.	15,700	779,662
LinkedIn Corp. - Class A(a)	4,452	783,819
National Instruments Corp.	20,251	663,220
NCR Corp.(a)	16,777	462,374
Salesforce.com, Inc.(a)	4,198	750,728
Symantec Corp.(a)	21,411	528,424
Trimble Navigation, Ltd.(a)	25,284	757,509

Semi-Annual Report | March 31, 2013 (Unaudited)	15

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund March 31, 2013 (Unaudited)

	Shares	Value
Information Technology (continued)
Western Digital Corp.	15,015	$754,954

		8,208,298

Materials 9.54%
Airgas, Inc.	5,823	577,409
Albemarle Corp.	6,647	415,571
Axiall Corp.	7,609	472,975
Eastman Chemical Co.	6,490	453,456
Huntsman Corp.	24,990	464,564
LyondellBasell Industries - Class A	7,269	460,055
Martin Marietta Materials, Inc.	6,592	672,516
Nucor Corp.	9,361	432,010
PPG Industries, Inc.	4,118	551,565
Reliance Steel & Aluminum Co.	7,437	529,291
Valspar Corp.	6,496	404,376

		5,433,788

TOTAL COMMON STOCKS (Cost $52,074,277)		56,363,407

EXCHANGE TRADED FUNDS 0.72%
SPDR® S&P 500® ETF Trust	2,627	411,257

TOTAL EXCHANGE TRADED FUNDS (Cost $406,273)		411,257

Total Investments - 99.71% (Cost $52,480,550)		56,774,664

Other Assets in Excess of Liabilities - 0.29%		166,531

NET ASSETS - 100.00%		$56,941,195

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

16	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Defensive Fund March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 99.21%
Consumer Discretionary 12.93%
AMC Networks, Inc. - Class A(a)	8,846	$558,890
Chipotle Mexican Grill, Inc.(a)	2,744	894,187
Ford Motor Co.	41,615	547,237
Hanesbrands, Inc.(a)	18,790	856,072
Johnson Controls, Inc.	16,383	574,552
Lear Corp.	11,012	604,229
Liberty Global, Inc. - Class A(a)	8,377	614,872
The Madison Square Garden Co. - Class A(a)	11,382	655,603
Netflix, Inc.(a)	3,642	689,831
Omnicom Group, Inc.	10,309	607,200
Ralph Lauren Corp.	2,745	464,756
Scripps Networks Interactive, Inc. - Class A	14,120	908,481
Tractor Supply Co.	5,351	557,200

		8,533,110

Consumer Staples 8.94%
Bunge, Ltd.	9,246	682,632
ConAgra Foods, Inc.	13,959	499,872
CVS Caremark Corp.	17,167	944,014
The Hershey Co.	5,900	516,427
Hormel Foods Corp.	15,282	631,452
The J.M. Smucker Co.	6,725	666,851
Kimberly-Clark Corp.	6,237	611,101
The Kroger Co.	21,988	728,682
Safeway, Inc.	23,469	618,408

		5,899,439

Financials 18.04%
Aflac, Inc.	11,287	587,150
American Express Co.	8,133	548,652
American Tower Corp., REIT	7,133	548,670
Apartment Investment & Management Co., REIT - Class A	16,918	518,706
Arch Capital Group, Ltd.(a)	11,427	600,718
Axis Capital Holdings, Ltd.	16,906	703,628
Brown & Brown, Inc.	15,918	510,013
Extra Space Storage, Inc., REIT	12,305	483,217
Fidelity National Financial, Inc. - Class A	22,448	566,363
First Republic Bank	15,544	600,309
HCC Insurance Holdings, Inc.	14,526	610,528
Health Care REIT, Inc.	13,939	946,598
Kilroy Realty Corp., REIT	11,303	592,277
National Retail Properties, Inc., REIT	25,457	920,780
The Progressive Corp.	19,927	503,555
Rayonier, Inc., REIT	12,251	731,017
RenaissanceRe Holdings, Ltd.	8,398	772,532
Ventas, Inc., REIT	6,966	509,911
WR Berkley Corp.	14,649	649,976

		11,904,600

Health Care 14.60%
AmerisourceBergen Corp.	14,574	749,832

	Shares	Value
Health Care (continued)
Amgen, Inc.	7,781	$797,630
Baxter International, Inc.	7,145	519,013
Covance, Inc.(a)	8,045	597,905
Coventry Health Care, Inc.	17,902	841,931
HCA Holdings, Inc.	13,540	550,130
Henry Schein, Inc.(a)	7,347	679,965
Hologic, Inc.(a)	25,274	571,192
Illumina, Inc.(a)	9,568	516,672
McKesson Corp.	4,508	486,684
Mylan, Inc.(a)	23,374	676,444
Omnicare, Inc.	13,317	542,268
Pharmacyclics, Inc.(a)	6,281	505,055
Sirona Dental Systems, Inc.(a)	7,992	589,250
St. Jude Medical, Inc.	12,318	498,140
Varian Medical Systems, Inc.(a)	7,193	517,896

		9,640,007

Industrials 25.27%
3M Co.	5,068	538,779
B/E Aerospace, Inc.(a)	16,220	977,904
The Boeing Co.	10,332	887,002
Cintas Corp.	13,966	616,320
Copart, Inc.(a)	15,270	523,456
Delta Air Lines, Inc.(a)	40,912	675,457
Dover Corp.	7,935	578,303
Fastenal Co.	13,149	675,201
FedEx Corp.	5,473	537,449
Honeywell International, Inc.	7,296	549,754
Hubbell, Inc. - Class B	7,059	685,499
Kirby Corp.(a)	6,906	530,381
L-3 Communications Holdings, Inc.	10,422	843,348
MSC Industrial Direct Co. - Class A	8,000	686,240
Pall Corp.	7,853	536,910
Quanta Services, Inc.(a)	28,082	802,584
Robert Half International, Inc.	21,664	813,050
Southwest Airlines Co.	40,684	548,420
SPX Corp.	8,202	647,630
Towers Watson & Co. - Class A	10,210	707,757
United Parcel Service, Inc. - Class B	6,635	569,946
Wabtec Corp.	7,865	803,095
Waste Connections, Inc.	19,882	715,354
Waste Management, Inc.	13,743	538,863
WW Grainger, Inc.	3,085	694,063

		16,682,765

Information Technology 9.02%
Accenture PLC - Class A	7,128	541,514
Adobe Systems, Inc.(a)	19,265	838,220
Alliance Data Systems Corp.(a)	4,591	743,237
Cadence Design Systems, Inc.(a)	61,593	857,991
Fidelity National Information Services, Inc.	14,754	584,553
Genpact, Ltd.	32,869	597,887
Google, Inc. - Class A(a)	839	666,191
Mastercard, Inc. - Class A	953	515,697

Semi-Annual Report | March 31, 2013 (Unaudited)	17

Schedule of Investments
Transparent Value Large-Cap Defensive Fund March 31, 2013 (Unaudited)

	Shares	Value
Information Technology (continued)
Motorola Solutions, Inc.	9,552	$611,615

		5,956,905

Materials 2.23%
Monsanto Co.	6,257	660,927
Packaging Corp. of America	18,074	810,981

		1,471,908

Telecommunication Services 5.12%
Crown Castle International Corp.(a)	12,259	853,717
SBA Communications Corp. - Class A(a)	10,914	786,026
Sprint Nextel Corp.(a)	151,309	939,629
Verizon Communications, Inc.	16,301	801,194

		3,380,566

Utilities 3.06%
Aqua America, Inc.	19,672	618,488
Edison International	14,010	704,983
Westar Energy, Inc.	20,884	692,931

		2,016,402

TOTAL COMMON STOCKS (Cost $61,407,460)		65,485,702

EXCHANGE TRADED FUNDS 0.45%
SPDR® S&P 500® ETF Trust	1,895	296,662

TOTAL EXCHANGE TRADED FUNDS (Cost $293,358)		296,662

Total Investments - 99.66% (Cost $61,700,818)		65,782,364

Other Assets in Excess of Liabilities - 0.34%		223,421

NET ASSETS - 100.00%		$66,005,785

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

18	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Market Fund March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 99.87%
Consumer Discretionary 17.52%
CarMax, Inc.(a)	29,629	$1,235,529
Comcast Corp. - Class A	29,851	1,254,041
Discovery Communications, Inc. - Class A(a)	12,938	1,018,738
Ford Motor Co.	71,827	944,525
Fossil, Inc.(a)	9,621	929,389
General Motors Co.(a)	33,442	930,356
The Home Depot, Inc.	14,933	1,042,025
Jarden Corp.(a)	20,111	861,756
Johnson Controls, Inc.	28,276	991,639
Lear Corp.	19,007	1,042,914
Liberty Global, Inc. - Class A(a)	14,459	1,061,291
Liberty Interactive Corp. - Class A(a)	63,039	1,347,774
MGM Resorts International(a)	88,616	1,165,300
Polaris Industries, Inc.	16,313	1,508,789
priceline.com, Inc.(a)	1,715	1,179,800
PVH Corp.	6,626	707,723
TripAdvisor, Inc.(a)	25,863	1,358,325
TRW Automotive Holdings Corp.(a)	19,797	1,088,835

		19,668,749

Consumer Staples 8.64%
Archer-Daniels-Midland Co.	32,340	1,090,828
Bunge, Ltd.	15,959	1,178,253
CVS Caremark Corp.	29,629	1,629,299
Green Mountain Coffee Roasters, Inc.(a)	26,339	1,495,002
The Hershey Co.	10,184	891,405
Hormel Foods Corp.	26,376	1,089,856
Ingredion, Inc.	14,793	1,069,830
The Kroger Co.	37,950	1,257,663

		9,702,136

Energy 5.64%
Helmerich & Payne, Inc.	24,094	1,462,506
HollyFrontier Corp.	25,186	1,295,820
Marathon Petroleum Corp.	11,909	1,067,046
Murphy Oil Corp.	21,768	1,387,275
Oceaneering International, Inc.	16,937	1,124,786

		6,337,433

Financials 5.56%
Fidelity National Financial, Inc. - Class A	38,745	977,537
M&T Bank Corp.	8,067	832,192
Moody’s Corp.	24,251	1,293,063
Principal Financial Group, Inc.	29,576	1,006,471
The Progressive Corp.	34,393	869,111
Rayonier, Inc., REIT	21,145	1,261,722

		6,240,096

Health Care 12.33%
Baxter International, Inc.	12,332	895,797
Celgene Corp.(a)	12,117	1,404,481
Covance, Inc.(a)	13,885	1,031,933

	Shares	Value
Health Care (continued)
HCA Holdings, Inc.	23,369	$949,482
Illumina, Inc.(a)	16,515	891,810
Mylan, Inc.(a)	40,342	1,167,498
Omnicare, Inc.	22,984	935,909
PerkinElmer, Inc.	23,507	790,775
Pharmacyclics, Inc.(a)	10,840	871,644
Regeneron Pharmaceuticals, Inc.(a)	7,164	1,263,730
ResMed, Inc.	21,739	1,007,820
Sirona Dental Systems, Inc.(a)	12,460	918,676
Thermo Fisher Scientific, Inc.	10,677	816,684
Varian Medical Systems, Inc.(a)	12,415	893,880

		13,840,119

Industrials 29.00%
AGCO Corp.	21,971	1,145,129
B/E Aerospace, Inc.(a)	27,994	1,687,758
Carlisle Cos., Inc.	16,879	1,144,227
Colfax Corp.(a)	19,000	884,260
Copart, Inc.(a)	26,356	903,484
Cummins, Inc.	8,404	973,267
Deere & Co.	17,137	1,473,439
Delta Air Lines, Inc.(a)	70,612	1,165,804
Dover Corp.	13,696	998,165
Fastenal Co.	22,695	1,165,388
FedEx Corp.	9,446	927,597
Hertz Global Holdings, Inc.(a)	47,196	1,050,583
Honeywell International, Inc.	12,592	948,807
JB Hunt Transport Services, Inc.	18,652	1,389,201
Kansas City Southern	9,512	1,054,881
Kirby Corp.(a)	11,920	915,456
Lincoln Electric Holdings, Inc.	16,344	885,518
MSC Industrial Direct Co. - Class A	13,807	1,184,365
PACCAR, Inc.	20,452	1,034,053
Pall Corp.	13,554	926,687
Precision Castparts Corp.	5,492	1,041,393
Quanta Services, Inc.(a)	48,469	1,385,244
Robert Half International, Inc.	37,391	1,403,284
Rockwell Automation, Inc.	10,778	930,680
Roper Industries, Inc.	8,405	1,070,041
Snap-on, Inc.	16,847	1,393,247
Southwest Airlines Co.	70,219	946,552
Verisk Analytics, Inc. - Class A(a)	18,696	1,152,235
Wabtec Corp.	13,575	1,386,143

		32,566,888

Information Technology 15.25%
Accenture PLC - Class A	12,303	934,659
Autodesk, Inc.(a)	21,001	866,081
Cognizant Technology Solutions Corp. - Class A(a)	16,646	1,275,250
Fidelity National Information
Services, Inc.	25,465	1,008,923
Global Payments, Inc.	31,518	1,565,184
Google, Inc. - Class A(a)	1,448	1,149,755
LinkedIn Corp. - Class A(a)	8,937	1,573,448
Mastercard, Inc. - Class A	1,645	890,159
Motorola Solutions, Inc.	16,486	1,055,599

Semi-Annual Report | March 31, 2013 (Unaudited)	19

Schedule of Investments
Transparent Value Large-Cap Market Fund March 31, 2013 (Unaudited)

	Shares	Value
Information Technology (continued)
National Instruments Corp.	40,655	$1,331,451
NCR Corp.(a)	33,681	928,248
Salesforce.com, Inc.(a)	8,428	1,507,179
Trimble Navigation, Ltd.(a)	50,759	1,520,740
Western Digital Corp.	30,159	1,516,395

		17,123,071

Materials 4.98%
Airgas, Inc.	11,690	1,159,180
Albemarle Corp.	13,343	834,204
Martin Marietta Materials, Inc.	13,234	1,350,133
Monsanto Co.	10,800	1,140,804
PPG Industries, Inc.	8,267	1,107,282

		5,591,603

Utilities 0.95%
Aqua America, Inc.	33,954	1,067,514

TOTAL COMMON STOCKS (Cost $105,623,774)		112,137,609

Total Investments - 99.87% (Cost $105,623,774)		112,137,609

Other Assets in Excess of Liabilities - 0.13%		146,408

NET ASSETS - 100.00%		$112,284,017

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate investment Trust

See Notes to Financial Statements.

20	www.transparentvalue.com

Schedule of Investments
Transparent Value Dividend Fund March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 97.28%
Consumer Discretionary 9.50%
Abercrombie & Fitch Co. - Class A	4,638	$214,276
Chico’s FAS, Inc.	9,629	161,767
Comcast Corp. - Class A	6,146	258,194
Foot Locker, Inc.	8,401	287,650
Gentex Corp.	20,151	403,222
GNC Holdings, Inc. - Class A	4,646	182,495
Nordstrom, Inc.	5,266	290,841
PetSmart, Inc.	2,102	130,534
Polaris Industries, Inc.	2,794	258,417
Scripps Networks Interactive, Inc. - Class A	1,871	120,380
Six Flags Entertainment Corp.	10,059	729,076
TJX Cos., Inc.	2,936	137,258

		3,174,110

Consumer Staples 7.94%
Bunge, Ltd.	2,520	186,051
Costco Wholesale Corp.	1,363	144,628
CVS Caremark Corp.	4,293	236,072
Herbalife, Ltd.	9,351	350,195
The J.M. Smucker Co.	2,851	282,705
The Kroger Co.	8,605	285,170
Lorillard, Inc.	19,295	778,553
Nu Skin Enterprises, Inc. - Class A	8,843	390,861

		2,654,235

Energy 8.04%
Baker Hughes, Inc.	3,828	177,657
ConocoPhillips	10,030	602,803
Halliburton Co.	3,807	153,841
Helmerich & Payne, Inc.	1,789	108,592
HollyFrontier Corp.	4,750	244,388
Marathon Oil Corp.	8,022	270,502
Murphy Oil Corp.	4,309	274,613
Patterson-UTI Energy, Inc.	4,686	111,714
Schlumberger, Ltd.	2,651	198,533
Tesoro Corp.	3,045	178,285
Valero Energy Corp.	4,726	214,986
Western Refining, Inc.	4,291	151,944

		2,687,858

Financials 37.83%
AvalonBay Communities, Inc., REIT	3,483	441,192
Axis Capital Holdings, Ltd.	7,700	320,474
Camden Property Trust, REIT	6,684	459,057
Digital Realty Trust, Inc., REIT	8,684	581,046
Discover Financial Services	4,416	198,013
EPR Properties, REIT	16,784	873,607
Equity One, Inc., REIT	20,014	479,736
Equity Residential, REIT	12,866	708,402
Essex Property Trust, Inc., REIT	2,777	418,161
First American Financial Corp.	10,237	261,760
First Niagara Financial Group, Inc.	61,494	544,837
Health Care REIT, Inc.	9,326	633,329
Home Properties, Inc., REIT	9,065	574,902

	Shares	Value
Financials (continued)
Hospitality Properties Trust, REIT	35,115	$963,556
LaSalle Hotel Properties, REIT	15,762	400,039
Moody’s Corp.	4,170	222,344
National Retail Properties, Inc., REIT	16,546	598,469
New York Community Bancorp, Inc.	69,725	1,000,554
Rayonier, Inc., REIT	7,008	418,167
Reinsurance Group of America, Inc.	3,628	216,483
RenaissanceRe Holdings, Ltd.	1,843	169,538
RLJ Lodging Trust, REIT	22,517	512,487
Simon Property Group, Inc., REIT	2,301	364,846
SL Green Realty Corp., REIT	2,435	209,678
Taubman Centers, Inc., REIT	3,974	308,621
US Bancorp	8,604	291,934
Vornado Realty Trust, REIT	5,611	469,304

		12,640,536

Health Care 4.53%
AmerisourceBergen Corp.	4,665	240,014
Amgen, Inc.	2,799	286,926
Coventry Health Care, Inc.	3,034	142,689
Humana, Inc.	2,913	201,317
Owens & Minor, Inc.	13,084	426,015
UnitedHealth Group, Inc.	3,782	216,368

		1,513,329

Industrials 13.67%
The Boeing Co.	3,968	340,653
Carlisle Cos., Inc.	2,219	150,426
Caterpillar, Inc.	3,254	283,000
CH Robinson Worldwide, Inc.	5,522	328,338
Deere & Co.	3,313	284,852
Donaldson Co., Inc.	3,908	141,431
Fluor Corp.	2,137	141,747
JB Hunt Transport Services, Inc.	1,605	119,540
Joy Global, Inc.	2,263	134,694
L-3 Communications Holdings, Inc.	4,810	389,225
Lockheed Martin Corp.	7,528	726,603
MSC Industrial Direct Co. - Class A	2,086	178,937
Robert Half International, Inc.	6,487	243,457
Snap-on, Inc.	3,011	249,010
Trinity Industries, Inc.	3,004	136,171
Union Pacific Corp.	1,890	269,155
Waste Connections, Inc.	4,443	159,859
Woodward, Inc.	2,898	115,225
WW Grainger, Inc.	783	176,159

		4,568,482

Information Technology 8.87%
Apple, Inc.	733	324,448
FactSet Research Systems, Inc.	1,637	151,586
IAC/InterActiveCorp	6,976	311,688
National Instruments Corp.	7,711	252,535
QUALCOMM, Inc.	2,894	193,753
SAIC, Inc.	42,459	575,319
Seagate Technology PLC	18,700	683,672

Semi-Annual Report | March 31, 2013 (Unaudited)	21

Schedule of Investments
Transparent Value Dividend Fund March 31, 2013 (Unaudited)

	Shares	Value
Information Technology (continued)
The Western Union Co.	31,196	$469,188

		2,962,189

Materials 3.27%
Airgas, Inc.	2,002	198,518
Martin Marietta Materials, Inc.	2,014	205,468
Packaging Corp. of America	8,882	398,536
Royal Gold, Inc.	2,406	170,898
United States Steel Corp.	6,104	119,028

		1,092,448

Telecommunication Services 2.56%
Telephone & Data Systems, Inc.	12,918	272,182
Verizon Communications, Inc.	11,898	584,787

		856,969

Utilities 1.07%
Edison International	7,111	357,826

TOTAL COMMON STOCKS (Cost $30,714,825)		32,507,982

EXCHANGE TRADED FUNDS 1.79%
iShares® Dow Jones Select Dividend Index Fund	9,400	595,960

TOTAL EXCHANGE TRADED FUNDS (Cost $591,169)		595,960

Total Investments - 99.07% (Cost $31,305,994)		33,103,942

Other Assets in Excess of Liabilities - 0.93%		311,943

NET ASSETS - 100.00%		$33,415,885

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate investment Trust

See Notes to Financial Statements.

22	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Core Fund March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 98.82%
Consumer Discretionary 18.25%
Abercrombie & Fitch Co. - Class A	3,558	$164,380
Dillard’s, Inc. - Class A	2,241	176,030
DIRECTV(a)	3,100	175,491
Dollar Tree, Inc.(a)	4,114	199,241
Expedia, Inc.	2,392	143,544
Foot Locker, Inc.	4,631	158,565
Hanesbrands, Inc.(a)	4,394	200,191
Kohl’s Corp.	3,146	145,125
Liberty Interactive Corp. - Class A(a)	8,540	182,585
Macy’s, Inc.	3,813	159,536
MGM Resorts International(a)	12,005	157,866
Nordstrom, Inc.	3,507	193,692
PetSmart, Inc.	2,739	170,092
priceline.com, Inc.(a)	208	143,089
Scripps Networks Interactive, Inc. - Class A	2,951	189,867
Starwood Hotels & Resorts Worldwide, Inc.	2,463	156,967
TJX Cos., Inc.	3,375	157,781
TRW Automotive Holdings Corp.(a)	2,682	147,510
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,674	135,879

		3,157,431

Consumer Staples 4.68%
Archer-Daniels-Midland Co.	4,381	147,771
Green Mountain Coffee Roasters, Inc.(a)	3,190	181,065
Herbalife, Ltd.	4,343	162,645
The J.M. Smucker Co.	1,573	155,979
Monster Beverage Corp.(a)	3,384	161,552

		809,012

Energy 16.31%
Baker Hughes, Inc.	3,605	167,308
ConocoPhillips	2,780	167,078
Halliburton Co.	4,022	162,529
Helmerich & Payne, Inc.	2,918	177,123
HollyFrontier Corp.	3,050	156,922
Marathon Oil Corp.	5,508	185,730
Murphy Oil Corp.	2,949	187,940
Nabors Industries, Ltd.	10,703	173,603
National Oilwell Varco, Inc.	2,647	187,275
Oasis Petroleum, Inc.(a)	4,958	188,751
Oil States International, Inc.(a)	2,460	200,662
Schlumberger, Ltd.	2,390	178,987
Superior Energy Services, Inc.(a)	6,075	157,768
Tesoro Corp.	2,960	173,308
Valero Energy Corp.	3,927	178,639
Whiting Petroleum Corp.(a)	3,502	178,042

		2,821,665

Financials 15.04%
Axis Capital Holdings, Ltd.	3,953	164,524
Camden Property Trust, REIT	2,546	174,859

	Shares	Value
Financials (continued)
Equity Residential, REIT	3,843	$211,596
Hartford Financial Services Group, Inc.	5,984	154,387
Health Care REIT, Inc.	3,259	221,319
Kilroy Realty Corp., REIT	2,643	138,493
National Retail Properties, Inc., REIT	5,952	215,284
New York Community Bancorp, Inc.	11,622	166,776
PNC Financial Services Group, Inc.	2,187	145,435
Prudential Financial, Inc.	2,963	174,787
Reinsurance Group of America, Inc.	3,359	200,431
Simon Property Group, Inc., REIT	1,026	162,683
US Bancorp	4,457	151,226
Vornado Realty Trust, REIT	2,001	167,364
WR Berkley Corp.	3,425	151,967

		2,601,131

Health Care 6.78%
Celgene Corp.(a)	1,467	170,040
Coventry Health Care, Inc.	3,742	175,986
Humana, Inc.	2,819	194,821
Intuitive Surgical, Inc.(a)	329	161,602
Mylan, Inc.(a)	5,465	158,157
Regeneron Pharmaceuticals, Inc.(a)	868	153,115
UnitedHealth Group, Inc.	2,789	159,559

		1,173,280

Industrials 16.59%
The Boeing Co.	2,160	185,436
Carlisle Cos., Inc.	2,287	155,036
Caterpillar, Inc.	1,734	150,806
CH Robinson Worldwide, Inc.	3,316	197,169
Cintas Corp.	3,266	144,129
Deere & Co.	2,075	178,408
General Electric Co.	6,111	141,286
Hubbell, Inc. - Class B	1,651	160,329
JB Hunt Transport Services, Inc.	2,259	168,250
Joy Global, Inc.	2,969	176,715
L-3 Communications Holdings, Inc.	2,437	197,202
Quanta Services, Inc.(a)	5,870	167,765
Robert Half International, Inc.	4,528	169,936
Snap-on, Inc.	2,282	188,721
TransDigm Group, Inc.	1,098	167,906
Tyco International, Ltd.	4,784	153,088
Wabtec Corp.	1,644	167,869

		2,870,051

Information Technology 16.35%
Adobe Systems, Inc.(a)	4,027	175,215
Alliance Data Systems Corp.(a)	960	155,414
Apple, Inc.	407	180,150
CA, Inc.	6,052	152,329
Cadence Design Systems, Inc.(a)	14,402	200,620
Cognizant Technology Solutions Corp. - Class A(a)	2,016	154,446
EMC Corp.(a)	6,348	151,654
F5 Networks, Inc.(a)	1,598	142,350
IAC/InterActiveCorp	4,409	196,994

Semi-Annual Report | March 31, 2013 (Unaudited)	23

Schedule of Investments
Transparent Value Large-Cap Core Fund March 31, 2013 (Unaudited)

	Shares	Value
Information Technology (continued)
LSI Corp.(a)	30,114	$204,173
QUALCOMM, Inc.	2,456	164,429
SAIC, Inc.	14,185	192,207
Seagate Technology PLC	6,427	234,971
Teradata Corp.(a)	2,857	167,163
Western Digital Corp.	3,652	183,622
The Western Union Co.	11,446	172,148

		2,827,885

Materials 0.87%
RPM International, Inc.	4,760	150,321

Telecommunication Services 3.01%
AT&T, Inc.	4,084	149,842
MetroPCS Communications, Inc.(a)	16,792	183,032
Verizon Communications, Inc.	3,812	187,360

		520,234

Utilities 0.94%
Westar Energy, Inc.	4,883	162,018

TOTAL COMMON STOCKS (Cost $16,112,303)		17,093,028

EXCHANGE TRADED FUNDS 0.47%
SPDR® S&P 500® ETF Trust	522	81,719

TOTAL EXCHANGE TRADED FUNDS (Cost $81,351)		81,719

Total Investments - 99.29% (Cost $16,193,654)		17,174,747

Other Assets in Excess of Liabilities - 0.71%		122,176

NET ASSETS - 100.00%		$17,296,923

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

24	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Growth Fund March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 96.60%
Consumer Discretionary 22.72%
Bed Bath & Beyond, Inc.(a)	820	$52,825
BorgWarner, Inc.(a)	548	42,382
CarMax, Inc.(a)	1,276	53,209
Coach, Inc.	986	49,290
Comcast Corp. - Class A	1,285	53,983
DIRECTV(a)	1,102	62,384
Dollar General Corp.(a)	1,035	52,350
Dollar Tree, Inc.(a)	1,463	70,853
Fossil, Inc.(a)	414	39,993
Johnson Controls, Inc.	1,218	42,715
LKQ Corp.(a)	2,607	56,728
Nordstrom, Inc.	1,247	68,872
PetSmart, Inc.	974	60,485
priceline.com, Inc.(a)	74	50,907
Ross Stores, Inc.	813	49,284
Scripps Networks Interactive, Inc. - Class A	1,049	67,493
Starbucks Corp.	841	47,903
Starwood Hotels & Resorts Worldwide, Inc.	876	55,828
Time Warner Cable, Inc.	554	53,217
TJX Cos., Inc.	1,200	56,100
Tractor Supply Co.	398	41,444
Ulta Salon Cosmetics & Fragrance, Inc.(a)	596	48,377
Wynn Resorts, Ltd.	374	46,810
Yum! Brands, Inc.	719	51,725

		1,275,157

Consumer Staples 4.02%
The Estee Lauder Cos., Inc. - Class A	717	45,909
Green Mountain Coffee Roasters, Inc.(a)	1,134	64,366
Herbalife, Ltd.	1,544	57,823
Monster Beverage Corp.(a)	1,203	57,431

		225,529

Energy 12.92%
Baker Hughes, Inc.	1,282	59,498
Halliburton Co.	1,430	57,786
Helmerich & Payne, Inc.	1,038	63,007
HollyFrontier Corp.	1,085	55,823
National Oilwell Varco, Inc.	941	66,576
Oasis Petroleum, Inc.(a)	1,763	67,117
Occidental Petroleum Corp.	502	39,342
Oil States International, Inc.(a)	875	71,374
Schlumberger, Ltd.	850	63,656
Superior Energy Services, Inc.(a)	2,160	56,095
Tesoro Corp.	1,053	61,653
Whiting Petroleum Corp.(a)	1,245	63,296

		725,223

Financials 4.89%
Discover Financial Services	1,183	53,046
The McGraw-Hill Cos., Inc.	1,047	54,528

	Shares	Value
Financials (continued)
Moody’s Corp.	1,044	$55,666
MSCI, Inc.(a)	1,572	53,338
Simon Property Group, Inc., REIT	365	57,874

		274,452

Health Care 9.32%
Agilent Technologies, Inc.	1,008	42,306
AmerisourceBergen Corp.	1,083	55,720
Celgene Corp.(a)	522	60,505
Coventry Health Care, Inc.	1,331	62,597
Hologic, Inc.(a)	1,879	42,465
Intuitive Surgical, Inc.(a)	117	57,469
Pharmacyclics, Inc.(a)	467	37,552
Regeneron Pharmaceuticals, Inc.(a)	309	54,508
UnitedHealth Group, Inc.	992	56,752
Vertex Pharmaceuticals, Inc.(a)	974	53,551

		523,425

Industrials 26.94%
AGCO Corp.	946	49,306
The Boeing Co.	768	65,933
Caterpillar, Inc.	617	53,661
CH Robinson Worldwide, Inc.	1,179	70,103
CSX Corp.	1,852	45,615
Cummins, Inc.	362	41,923
Deere & Co.	738	63,453
Delta Air Lines, Inc.(a)	3,041	50,207
Donaldson Co., Inc.	1,395	50,485
Fastenal Co.	977	50,169
FedEx Corp.	407	39,967
Illinois Tool Works, Inc.	672	40,952
JB Hunt Transport Services, Inc.	803	59,808
Joy Global, Inc.	1,056	62,853
Kansas City Southern	410	45,469
Lincoln Electric Holdings, Inc.	704	38,143
MSC Industrial Direct Co. - Class A	595	51,039
Nordson Corp.	697	45,967
PACCAR, Inc.	881	44,543
Quanta Services, Inc.(a)	2,087	59,647
Robert Half International, Inc.	1,610	60,423
Roper Industries, Inc.	362	46,086
Towers Watson & Co. - Class A	759	52,614
TransDigm Group, Inc.	391	59,792
Union Pacific Corp.	362	51,552
United Rentals, Inc.(a)	932	51,232
Verisk Analytics, Inc. - Class A(a)	805	49,612
Wabtec Corp.	585	59,734
WW Grainger, Inc.	229	51,520

		1,511,808

Information Technology 13.79%
Accenture PLC - Class A	530	40,264
Adobe Systems, Inc.(a)	1,432	62,306
Alliance Data Systems Corp.(a)	341	55,205
Apple, Inc.	145	64,181
Cognizant Technology Solutions Corp. - Class A(a)	723	55,389

Semi-Annual Report | March 31, 2013 (Unaudited)	25

Schedule of Investments
Transparent Value Large-Cap Growth Fund March 31, 2013 (Unaudited)

	Shares	Value
Information Technology (continued)
EMC Corp.(a)	2,257	$53,920
F5 Networks, Inc.(a)	568	50,598
Fidelity National Information Services, Inc.	1,097	43,463
IAC/InterActiveCorp	1,568	70,058
NVIDIA Corp.	3,867	49,575
QUALCOMM, Inc.	873	58,447
Symantec Corp.(a)	1,851	45,683
Teradata Corp.(a)	1,016	59,446
Western Digital Corp.	1,298	65,264

		773,799

Materials 0.84%
CF Industries Holdings, Inc.	248	47,212

Telecommunication Services 1.16%
MetroPCS Communications, Inc.(a)	5,971	65,084

TOTAL COMMON STOCKS (Cost $4,978,171)		5,421,689

EXCHANGE TRADED FUNDS 2.55%
iShares® S&P 500® Growth Index Fund	1,740	143,341

TOTAL EXCHANGE TRADED FUNDS (Cost $141,943)		143,341

Total Investments - 99.15% (Cost $5,120,114)		5,565,030

Other Assets in Excess of Liabilities - 0.85%		47,444

NET ASSETS - 100.00%		$5,612,474

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

26	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Value Fund March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 97.02%
Consumer Discretionary 16.94%
Abercrombie & Fitch Co. - Class A	893	$41,256
American Eagle Outfitters, Inc.	1,439	26,909
Dillard’s, Inc. - Class A	563	44,224
Expedia, Inc.	601	36,066
Foot Locker, Inc.	1,163	39,821
Ford Motor Co.	2,443	32,125
The Gap, Inc.	869	30,763
Garmin, Ltd.	951	31,421
General Motors Co.(a)	1,137	31,631
Hanesbrands, Inc.(a)	1,103	50,253
Kohl’s Corp.	790	36,443
Lear Corp.	647	35,501
Liberty Interactive Corp. - Class A(a)	2,144	45,839
Macy’s, Inc.	957	40,041
MGM Resorts International(a)	3,014	39,634
Omnicom Group, Inc.	605	35,634
Royal Caribbean Cruises, Ltd.	823	27,340
TRW Automotive Holdings Corp.(a)	673	37,015

		661,916

Consumer Staples 4.57%
Archer-Daniels-Midland Co.	1,100	37,103
ConAgra Foods, Inc.	827	29,615
Ingredion, Inc.	503	36,377
The J.M. Smucker Co.	395	39,168
Safeway, Inc.	1,378	36,310

		178,573

Energy 7.44%
Apache Corp.	397	30,633
ConocoPhillips	698	41,950
Exxon Mobil Corp.	395	35,594
Marathon Oil Corp.	1,395	47,039
Murphy Oil Corp.	740	47,160
Nabors Industries, Ltd.	2,687	43,583
Valero Energy Corp.	986	44,853

		290,812

Financials 29.25%
Aflac, Inc.	663	34,489
Arch Capital Group, Ltd.(a)	671	35,274
Arthur J Gallagher & Co.	918	37,923
Axis Capital Holdings, Ltd.	992	41,287
The Bank of New York Mellon Corp.	970	27,150
Camden Property Trust, REIT	639	43,886
Capital One Financial Corp.	604	33,190
Equity Residential, REIT	965	53,133
Fidelity National Financial, Inc. - Class A	1,318	33,253
First Republic Bank	913	35,260
Hartford Financial Services Group, Inc.	1,502	38,752
HCC Insurance Holdings, Inc.	853	35,852
HCP, Inc., REIT	670	33,406
Health Care REIT, Inc.	820	55,686
Kilroy Realty Corp., REIT	664	34,794

	Shares	Value
Financials (continued)
Lincoln National Corp.	937	$30,555
M&T Bank Corp.	274	28,266
MetLife, Inc.	894	33,990
National Retail Properties, Inc., REIT	1,495	54,074
New York Community Bancorp, Inc.	2,946	42,275
PNC Financial Services Group, Inc.	549	36,508
Principal Financial Group, Inc.	1,006	34,234
The Progressive Corp.	1,170	29,566
Prudential Financial, Inc.	742	43,771
Reinsurance Group of America, Inc.	843	50,302
UDR, Inc., REIT	1,303	31,520
US Bancorp	1,119	37,968
Vornado Realty Trust, REIT	503	42,071
WP Carey, Inc., REIT	534	35,992
WR Berkley Corp.	860	38,158

		1,142,585

Health Care 6.52%
Hospira, Inc.(a)	1,025	33,651
Humana, Inc.	708	48,930
Merck & Co., Inc.	765	33,836
Mylan, Inc.(a)	1,372	39,706
Omnicare, Inc.	782	31,843
St. Jude Medical, Inc.	723	29,238
WellPoint, Inc.	563	37,287

		254,491

Industrials 15.58%
Carlisle Cos., Inc.	574	38,911
Cintas Corp.	820	36,187
Eaton Corp. PLC	458	28,053
General Electric Co.	1,534	35,466
Hubbell, Inc. - Class B	414	40,204
Ingersoll-Rand PLC	616	33,886
L-3 Communications Holdings, Inc.	612	49,523
Manpower, Inc.	469	26,602
Norfolk Southern Corp.	440	33,915
Northrop Grumman Corp.	486	34,093
Oshkosh Corp.(a)	786	33,397
Parker Hannifin Corp.	361	33,060
Raytheon Co.	578	33,981
Snap-on, Inc.	573	47,387
Timken Co.	597	33,778
Tyco International, Ltd.	1,201	38,432
Waste Management, Inc.	807	31,642

		608,517

Information Technology 10.01%
CA, Inc.	1,520	38,258
Cadence Design Systems, Inc.(a)	3,616	50,371
Intel Corp.	1,512	33,037
Jabil Circuit, Inc.	1,851	34,206
KLA-Tencor Corp.	631	33,279
LSI Corp.(a)	7,561	51,264
SAIC, Inc.	3,562	48,265
Seagate Technology PLC	1,614	59,008

Semi-Annual Report | March 31, 2013 (Unaudited)	27

Schedule of Investments
Transparent Value Large-Cap Value Fund March 31, 2013 (Unaudited)

	Shares	Value
Information Technology (continued)
The Western Union Co.	2,874	$43,225

		390,913

Materials 3.50%
Eastman Chemical Co.	443	30,953
Huntsman Corp.	1,714	31,863
Reliance Steel & Aluminum Co.	508	36,154
RPM International, Inc.	1,195	37,738

		136,708

Telecommunication Services 2.17%
AT&T, Inc.	1,025	37,607
Verizon Communications, Inc.	957	47,037

		84,644

Utilities 1.04%
Westar Energy, Inc.	1,226	40,679

TOTAL COMMON STOCKS (Cost $3,506,462)		3,789,838

EXCHANGE TRADED FUNDS 1.85%
iShares® S&P 500® Value Index Fund	982	72,472

TOTAL EXCHANGE TRADED FUNDS (Cost $72,237)		72,472

Total Investments - 98.87% (Cost $3,578,699)		3,862,310

Other Assets in Excess of Liabilities - 1.13%		43,973

NET ASSETS - 100.00%		$3,906,283

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

28	www.transparentvalue.com

Schedule of Investments
Transparent Value Directional Allocation Fund March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 98.70%
Consumer Discretionary 17.78%
Abercrombie & Fitch Co. - Class A	50,115	$2,315,313
CarMax, Inc.(a)	114,432	4,771,814
Comcast Corp. - Class A	115,292	4,843,417
Expedia, Inc.	33,698	2,022,217
The Home Depot, Inc.	29,180	2,036,180
Liberty Interactive Corp. - Class A(a)	243,470	5,205,389
MGM Resorts International(a)	342,258	4,500,693
Polaris Industries, Inc.	63,005	5,827,333
priceline.com, Inc.(a)	6,624	4,556,848
TripAdvisor, Inc.(a)	99,887	5,246,065
TRW Automotive Holdings Corp.(a)	76,462	4,205,410

		45,530,679

Consumer Staples 6.19%
Archer-Daniels-Midland Co.	63,193	2,131,500
Bunge, Ltd.	31,184	2,302,315
CVS Caremark Corp.	57,896	3,183,701
Green Mountain Coffee Roasters, Inc.(a)	101,728	5,774,081
The Kroger Co.	74,155	2,457,497

		15,849,094

Energy 17.07%
EOG Resources, Inc.	22,557	2,888,875
Halliburton Co.	63,368	2,560,701
Helmerich & Payne, Inc.	93,058	5,648,621
HollyFrontier Corp.	97,276	5,004,850
Marathon Oil Corp.	77,589	2,616,301
Marathon Petroleum Corp.	23,271	2,085,082
Murphy Oil Corp.	84,073	5,357,972
Oasis Petroleum, Inc.(a)	78,130	2,974,409
Oceaneering International, Inc.	65,414	4,344,144
Pioneer Natural Resources Co.	20,216	2,511,838
Superior Energy Services, Inc.(a)	95,726	2,486,004
Tesoro Corp.	46,648	2,731,241
Valero Energy Corp.	55,315	2,516,279

		43,726,317

Financials 3.76%
Hartford Financial Services Group, Inc.	84,284	2,174,527
Moody’s Corp.	93,665	4,994,218
Rayonier, Inc., REIT	41,318	2,465,445

		9,634,190

Health Care 5.83%
Celgene Corp.(a)	46,799	5,424,472
Cerner Corp.(a)	24,784	2,348,284
Mylan, Inc.(a)	78,829	2,281,311
Regeneron Pharmaceuticals, Inc.(a)	27,670	4,880,988

		14,935,055

Industrials 23.45%
AGCO Corp.	84,856	4,422,695
B/E Aerospace, Inc.(a)	54,701	3,297,923

	Shares	Value
Industrials (continued)
Carlisle Cos., Inc.	65,190	$4,419,230
Deere & Co.	66,186	5,690,672
Delta Air Lines, Inc.(a)	137,977	2,278,000
Fastenal Co.	44,369	2,278,348
Flowserve Corp.	12,584	2,110,463
Fluor Corp.	41,564	2,756,940
JB Hunt Transport Services, Inc.	72,039	5,365,465
Joy Global, Inc.	46,785	2,784,643
MSC Industrial Direct Co. - Class A	26,979	2,314,259
Quanta Services, Inc.(a)	94,709	2,706,783
Robert Half International, Inc.	73,063	2,742,055
Roper Industries, Inc.	16,423	2,090,812
Snap-on, Inc.	65,066	5,380,958
United Rentals, Inc.(a)	41,287	2,269,546
Verisk Analytics, Inc. - Class A(a)	72,208	4,450,179
Wabtec Corp.	26,525	2,708,468

		60,067,439

Information Technology 18.29%
Cognizant Technology Solutions Corp. - Class A(a)	64,289	4,925,180
eBay, Inc.(a)	52,291	2,835,218
Global Payments, Inc.	121,728	6,045,013
Google, Inc. - Class A(a)	2,830	2,247,105
LinkedIn Corp. - Class A(a)	34,516	6,076,887
National Instruments Corp.	157,019	5,142,372
Salesforce.com, Inc.(a)	32,550	5,820,917
Symantec Corp.(a)	82,023	2,024,328
Trimble Navigation, Ltd.(a)	196,043	5,873,448
Western Digital Corp.	116,480	5,856,614

		46,847,082

Materials 6.33%
Airgas, Inc.	45,150	4,477,074
Martin Marietta Materials, Inc.	51,114	5,214,650
Monsanto Co.	21,104	2,229,216
PPG Industries, Inc.	31,927	4,276,302

		16,197,242

TOTAL COMMON STOCKS (Cost $246,706,276)		252,787,098

Total Investments - 98.70% (Cost $246,706,276)		252,787,098

Other Assets in Excess of Liabilities - 1.30%		3,333,913

NET ASSETS - 100.00%		$256,121,011

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

REIT - Real Estate investment Trust

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2013 (Unaudited)	29

Statements of Assets and Liabilities
March 31, 2013 (Unaudited)

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund	Transparent Value Dividend Fund
ASSETS:
Investment securities, at cost	$52,480,550	$61,700,818	$105,623,774	$31,305,994

Investment securities, at value	$56,774,664	$65,782,364	$112,137,609	$33,103,942
Cash	148,983	234,341	26,431	410,555
Dividends receivable	39,859	61,337	84,634	64,982
Receivable for securities sold	–	–	1,542,106	–
Receivable for capital shares sold	25,045	95,557	297,569	130,747
Other assets	42,293	44,841	56,576	45,992
Total Assets	57,030,844	66,218,440	114,144,925	33,756,218
LIABILITIES:
Loan payable	–	–	1,430,000	–
Interest due on loan payable	–	–	271	–
Payable for capital shares redeemed	–	83,814	253,444	19,772
Payable for securities purchased	–	20,186	–	260,924
Accrued expenses:
Payable for investment adviser fees	29,391	33,094	62,377	5,525
Payable for administration fees	6,516	7,350	12,480	4,039
Payable for distribution and services fees	11,693	22,383	40,019	15,086
Payable for trustees’ fees	3,621	3,620	3,622	3,621
Payable for Chief Compliance Officer fees	1,231	1,231	1,231	1,231
Accrued expenses and other payables	37,197	40,977	57,464	30,135
Total Liabilities	89,649	212,655	1,860,908	340,333
Net Assets	$56,941,195	$66,005,785	$112,284,017	$33,415,885

NET ASSETS CONSIST OF:
Paid-in capital	$47,821,483	$57,699,765	$95,800,371	$29,768,329
Undistributed net investment income	60,835	107,987	66,494	28,536
Accumulated net realized gain on investments	4,764,763	4,116,487	9,903,317	1,821,072
Net unrealized appreciation on investments	4,294,114	4,081,546	6,513,835	1,797,948
Net Assets	$56,941,195	$66,005,785	$112,284,017	$33,415,885

PRICING OF CLASS A SHARES:
Net assets	$2,671,546	$10,451,078	$26,331,731	$17,819,569
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	223,273	848,731	2,049,814	1,478,450
Net assets value, offering and redemption price per share	$11.97	$12.31	$12.85	$12.05

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$12.70	$13.06	$13.63	$12.79

PRICING OF CLASS C SHARES:
Net assets	$832,355	$8,499,785	$11,619,309	$5,255,569
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	69,799	687,518	903,416	437,700
Net assets value, offering and redemption price per share	$11.93	$12.36	$12.86	$12.01

PRICING OF CLASS F-1 SHARES:
Net assets	$28,051,576	$27,337,830	$34,806,015	$7,020,634
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	2,331,987	2,200,653	2,682,071	579,824
Net assets value, offering and redemption price per share	$12.03	$12.42	$12.98	$12.11

PRICING OF CLASS I SHARES:
Net assets	$25,385,718	$19,717,092	$39,526,962	$3,320,113
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	2,101,231	1,583,076	3,033,352	279,267
Net assets value, offering and redemption price per share	$12.08	$12.45	$13.03	$11.89

See Notes to Financial Statements.
30	www.transparentvalue.com

Statements of Assets and Liabilities
March 31, 2013 (Unaudited)

	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund
ASSETS:
Investment securities, at cost	$16,193,654	$5,120,114	$3,578,699	$246,706,276

Investment securities, at value	$17,174,747	$5,565,030	$3,862,310	$252,787,098
Cash	2,288,739	31,933	88,647	14,663,717
Dividends receivable	14,746	3,651	5,645	125,218
Receivable for securities sold	573,912	–	–	9,049,562
Receivable for capital shares sold	39,684	6,028	–	4,370,714
Receivable due from Advisor	6,600	8,616	12,714	–
Other assets	44,781	40,672	38,834	60,014
Total Assets	20,143,209	5,655,930	4,008,150	281,056,323
LIABILITIES:
Payable for capital shares redeemed	2,647	12,812	–	39,905
Payable for securities purchased	2,794,546	–	72,237	24,603,472
Accrued expenses:
Payable for investment adviser fees	–	–	–	135,538
Payable for administration fees	2,129	1,201	1,057	22,627
Payable for distribution and services fees	10,398	2,853	697	86,799
Payable for trustees’ fees	3,622	3,621	3,621	3,617
Payable for Chief Compliance Officer fees	1,231	1,231	1,231	1,229
Accrued expenses and other payables	31,713	21,738	23,024	42,125
Total Liabilities	2,846,286	43,456	101,867	24,935,312
Net Assets	$17,296,923	$5,612,474	$3,906,283	$256,121,011

NET ASSETS CONSIST OF:
Paid-in capital	$15,030,952	$4,998,838	$3,342,056	$239,622,102
Undistributed net investment income (loss)	24,272	(8,175)	14,117	(58,740)
Accumulated net realized gain on investments	1,260,606	176,895	266,499	10,476,827
Net unrealized appreciation on investments	981,093	444,916	283,611	6,080,822
Net Assets	$17,296,923	$5,612,474	$3,906,283	$256,121,011

PRICING OF CLASS A SHARES:
Net assets	$9,979,676	$2,179,251	$1,030,967	$121,423,601
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	824,696	177,738	97,298	10,283,295
Net assets value, offering and redemption price per share	$12.10	$12.26	$10.60	$11.81

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$12.84	$13.01	$11.25	$12.53

PRICING OF CLASS C SHARES:
Net assets	$1,194,032	$276,363	$221,337	$39,084,281
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	99,063	22,782	20,990	3,322,779
Net assets value, offering and redemption price per share	$12.05	$12.13	$10.55	$11.76

PRICING OF CLASS F-1 SHARES:
Net assets	$525,730	$6,490	$5,254	$20,281,373
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	43,282	527	499	1,718,269
Net assets value, offering and redemption price per share	$12.15	$12.31	$10.54	$11.80

PRICING OF CLASS I SHARES:
Net assets	$5,597,485	$3,150,370	$2,648,725	$75,331,756
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	461,878	254,762	251,294	6,370,613
Net assets value, offering and redemption price per share	$12.12	$12.37	$10.54	$11.82

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	31

Statements of Operations

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund	Transparent Value Dividend Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Six Months Ended March 31, 2013 (Unaudited)	For the Six Months Ended March 31, 2013 (Unaudited)	For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME:

Dividends	$518,489	$633,692	$1,117,092	$408,971
Total Investment Income	518,489	633,692	1,117,092	408,971

EXPENSES:

Investment Adviser fees	240,323	293,054	519,369	109,362
Distribution and service fees:
Class A	4,155	19,813	47,168	25,059
Class C	2,846	36,319	51,621	18,028
Class F-1	32,348	34,171	41,763	4,785
Administration fees	43,661	53,458	92,623	20,624
Interest Expense	1,575	2,292	5,864	442
Custody fees	9,672	11,090	14,244	13,646
Audit and Tax fees	12,208	12,208	12,201	12,233
Legal fees	16,764	21,250	37,588	6,339
Transfer agency fees	18,208	25,289	42,096	18,775
Trustee fees	7,106	7,105	7,107	7,106
Registration fees	25,660	26,107	27,036	27,043
Insurance fees	12,368	12,413	27,384	2,688
Printing fees	4,821	6,214	11,078	3,723
Chief Compliance Officer fees	7,481	7,481	7,481	7,481
Other expenses	7,263	7,478	8,368	6,687
Total Expenses Before Waivers and/or Reimbursements	446,459	575,742	952,991	284,021
Less fees waived and/or reimbursed by Advisor (Note 6):
Class A	(5,226)	(23,082)	(44,259)	(59,365)
Class C	(1,432)	(16,943)	(19,375)	(17,081)
Class F-1	(65,095)	(63,726)	(62,704)	(18,132)
Class I	(55,514)	(40,071)	(78,863)	(14,500)
Net Expenses	319,192	431,920	747,790	174,943
Net Investment Income	199,297	201,772	369,302	234,028

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	4,829,487	4,119,998	10,110,335	1,837,210
Net change in unrealized appreciation on investments	2,467,367	1,760,857	2,487,714	1,646,688
Net Realized and Unrealized Gain on Investments	7,296,854	5,880,855	12,598,049	3,483,898
Net Increase in Net Assets Resulting from Operations	$7,496,151	$6,082,627	$12,967,351	$3,717,926

See Notes to Financial Statements.
32	www.transparentvalue.com

Statements of Operations

	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Six Months Ended March 31, 2013 (Unaudited)	For the Six Months Ended March 31, 2013 (Unaudited)	For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME:

Dividends	$180,403	$34,353	$49,321	$877,920
Total Investment Income	180,403	34,353	49,321	877,920

EXPENSES:

Investment Adviser fees	80,540	22,463	16,443	527,718
Distribution and service fees:
Class A	24,781	3,415	1,325	117,516
Class C	5,523	721	822	80,322
Class F-1	234	7	7	16,756
Administration fees	15,904	5,771	4,808	85,970
Interest Expense	1,062	329	126	900
Custody fees	13,139	9,009	11,143	19,150
Audit and Tax fees	12,234	12,233	12,233	12,443
Legal fees	6,284	1,496	1,141	22,269
Transfer agency fees	24,681	15,079	14,040	32,834
Trustee fees	7,106	7,106	7,106	7,101
Registration fees	26,668	26,075	26,057	35,695
Insurance fees	1,893	1,714	1,987	758
Printing fees	2,296	402	309	12,258
Chief Compliance Officer fees	7,481	7,481	7,481	7,479
Other expenses	6,693	6,427	6,418	7,565
Total Expenses Before Waivers and/or Reimbursements	236,519	119,728	111,446	986,734
Less fees waived and/or reimbursed by Advisor (Note 6):
Class A	(81,597)	(32,222)	(17,247)	(84,648)
Class C	(7,274)	(2,720)	(4,279)	(23,179)
Class F-1	(1,235)	(105)	(136)	(19,333)
Class I	(21,556)	(54,201)	(68,465)	(33,038)
Net Expenses	124,857	30,480	21,319	826,536
Net Investment Income	55,546	3,873	28,002	51,384

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	1,280,987	293,605	272,642	10,512,890
Net change in unrealized appreciation on investments	900,436	464,711	186,233	5,715,005
Net Realized and Unrealized Gain on Investments	2,181,423	758,316	458,875	16,227,895
Net Increase in Net Assets Resulting from Operations	$2,236,969	$762,189	$486,877	$16,279,279

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	33

Statements of Changes in Net Assets
Transparent Value Large-Cap Aggressive Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income	$199,297	$85,297
Net realized gain on investments	4,829,487	761,994
Net change in unrealized appreciation on investments	2,467,367	5,248,680
Net Increase in net assets resulting from operations	7,496,151	6,095,971
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(7,180)	–
From realized gains on investments	(19,498)	–
Class C:
Dividends from net investment income	(670)	–
From realized gains on investments	(4,410)	–
Class F-1:
Dividends from net investment income	(109,434)	–
From realized gains on investments	(268,163)	–
Class I:
Dividends from net investment income	(106,475)	–
From realized gains on investments	(229,178)	–
Decrease in net assets from distributions to shareholders	(745,008)	–
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	798,022	10,466,016
Net asset value of shares issued in reinvestment of distributions to shareholders	24,295	–
Payments for shares redeemed	(374,302)	(9,916,124)
Net increase in net assets from Class A capital share transactions	448,015	549,892
Class C Shares:
Proceeds from shares sold	480,643	397,810
Net asset value of shares issued in reinvestment of distributions to shareholders	4,334	–
Payments for shares redeemed	(128,860)	(47,991)
Net increase in net assets from Class C capital share transactions	356,117	349,819
Class F-1 Shares:
Proceeds from shares sold	20,000	57,173
Net asset value of shares issued in reinvestment of distributions to shareholders	5,949	–
Payments for shares redeemed	(534,188)	(2,075,029)
Net decrease in net assets from Class F-1 capital share transactions	(508,239)	(2,017,856)
Class I Shares:
Proceeds from shares sold	3,005,604	17,166,522
Net asset value of shares issued in reinvestment of distributions to shareholders	297,683	–
Payments for shares redeemed	(1,079,418)	(582,458)
Net increase in net assets from Class I capital share transactions	2,223,869	16,584,064
Total Increase in Net Assets	9,270,905	21,561,890

NET ASSETS:
Beginning of period	47,670,290	26,108,400
End of period	$56,941,195	$47,670,290

Undistributed Net Investment Income	$60,835	$85,297

See Notes to Financial Statements.
34	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Defensive Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income	$201,772	$327,062
Net realized gain on investments	4,119,998	4,888,108
Net change in unrealized appreciation on investments	1,760,857	3,007,985
Net Increase in net assets resulting from operations	6,082,627	8,223,155
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(46,873)	(6,349)
From realized gains on investments	(809,522)	(34,228)
Class C:
Dividends from net investment income	–	(448)
From realized gains on investments	(566,095)	(4,155)
Class F-1:
Dividends from net investment income	(167,535)	(138,117)
From realized gains on investments	(2,221,669)	(416,129)
Class I:
Dividends from net investment income	(137,119)	(14,411)
From realized gains on investments	(1,294,153)	(34,241)
Decrease in net assets from distributions to shareholders	(5,242,966)	(648,078)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,818,835	9,810,415
Net asset value of shares issued in reinvestment of distributions to shareholders	766,247	30,412
Payments for shares redeemed	(1,793,940)	(1,294,664)
Net increase in net assets from Class A capital share transactions	791,142	8,546,163
Class C Shares:
Proceeds from shares sold	1,455,335	6,648,716
Net asset value of shares issued in reinvestment of distributions to shareholders	534,357	4,279
Payments for shares redeemed	(331,507)	(277,369)
Net increase in net assets from Class C capital share transactions	1,658,185	6,375,626
Class F-1 Shares:
Proceeds from shares sold	277,029	710,864
Net asset value of shares issued in reinvestment of distributions to shareholders	53,066	20,731
Payments for shares redeemed	(2,034,227)	(3,513,229)
Net decrease in net assets from Class F-1 capital share transactions	(1,704,132)	(2,781,634)
Class I Shares:
Proceeds from shares sold	6,773,666	14,754,593
Net asset value of shares issued in reinvestment of distributions to shareholders	1,160,044	1,658
Payments for shares redeemed	(5,955,679)	(562,559)
Net increase in net assets from Class I capital share transactions	1,978,031	14,193,692
Total Increase in Net Assets	3,562,887	33,908,924

NET ASSETS:
Beginning of period	62,442,898	28,533,974
End of period	$66,005,785	$62,442,898

Undistributed Net Investment Income	$107,987	$257,742

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	35

Statements of Changes in Net Assets
Transparent Value Large-Cap Market Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income	$369,302	$257,628
Net realized gain on investments	10,110,335	6,805,444
Net change in unrealized appreciation on investments	2,487,714	6,969,740
Net Increase in net assets resulting from operations	12,967,351	14,032,812
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(96,736)	(3,045)
From realized gains on investments	(1,440,428)	(228,419)
Class C:
Dividends from net investment income	(8,426)	–
From realized gains on investments	(657,495)	(35,073)
Class F-1:
Dividends from net investment income	(167,521)	(7,855)
From realized gains on investments	(2,148,589)	(450,098)
Class I:
Dividends from net investment income	(273,616)	(3,237)
From realized gains on investments	(2,621,276)	(125,195)
Decrease in net assets from distributions to shareholders	(7,414,087)	(852,922)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	4,203,028	16,342,067
Net asset value of shares issued in reinvestment of distributions to shareholders	1,337,598	199,527
Payments for shares redeemed	(4,205,648)	(5,279,537)
Net increase in net assets from Class A capital share transactions	1,334,978	11,262,057
Class C Shares:
Proceeds from shares sold	1,881,755	8,128,563
Net asset value of shares issued in reinvestment of distributions to shareholders	612,337	32,814
Payments for shares redeemed	(1,060,451)	(320,324)
Net increase in net assets from Class C capital share transactions	1,433,641	7,841,053
Class F-1 Shares:
Proceeds from shares sold	1,835,425	7,013,024
Net asset value of shares issued in reinvestment of distributions to shareholders	377,558	44,025
Payments for shares redeemed	(2,503,996)	(5,381,147)
Net increase (decrease) in net assets from Class F-1 capital share transactions	(291,013)	1,675,902
Class I Shares:
Proceeds from shares sold	8,201,692	46,155,836
Net asset value of shares issued in reinvestment of distributions to shareholders	2,667,086	85,916
Payments for shares redeemed	(17,962,322)	(10,919,226)
Net increase (decrease) in net assets from Class I capital share transactions	(7,093,544)	35,322,526
Total Increase in Net Assets	937,326	69,281,428

NET ASSETS:
Beginning of period	111,346,691	42,065,263
End of period	$112,284,017	$111,346,691

Undistributed Net Investment Income	$66,494	$243,491

See Notes to Financial Statements.
36	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dividend Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$234,028	$179,654
Net realized gain on investments	1,837,210	813,398
Net change in unrealized appreciation on investments	1,646,688	580,334
Net Increase in net assets resulting from operations	3,717,926	1,573,386
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(111,752)	(96,351)
From realized gains on investments	(459,704)	(9,943)
Class C:
Dividends from net investment income	(23,303)	(19,076)
From realized gains on investments	(132,963)	(1,255)
Class F-1:
Dividends from net investment income	(38,784)	(27,272)
From realized gains on investments	(105,059)	(4,718)
Class I:
Dividends from net investment income	(31,653)	(91,371)
From realized gains on investments	(126,560)	(9,626)
Decrease in net assets from distributions to shareholders	(1,029,778)	(259,612)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	8,092,979	8,067,513
Net asset value of shares issued in reinvestment of distributions to shareholders	512,801	85,668
Payments for shares redeemed	(1,284,302)	(1,118,458)
Net increase in net assets from Class A capital share transactions	7,321,478	7,034,723
Class C Shares:
Proceeds from shares sold	1,920,999	2,826,237
Net asset value of shares issued in reinvestment of distributions to shareholders	139,767	16,209
Payments for shares redeemed	(219,229)	(8,749)
Net increase in net assets from Class C capital share transactions	1,841,537	2,833,697
Class F-1 Shares:
Proceeds from shares sold	4,490,392	2,093,422
Net asset value of shares issued in reinvestment of distributions to shareholders	143,340	31,828
Payments for shares redeemed	(311,750)	(204,571)
Net increase in net assets from Class F-1 capital share transactions	4,321,982	1,920,679
Class I Shares:
Proceeds from shares sold	167,466	742,876
Net asset value of shares issued in reinvestment of distributions to shareholders	24,437	3,109
Payments for shares redeemed	(100,849)	(29,382)
Net increase in net assets from Class I capital share transactions	91,054	716,603
Total Increase in Net Assets	16,264,199	13,819,476

NET ASSETS:
Beginning of period	17,151,686	3,332,210
End of period	$33,415,885	$17,151,686

Undistributed Net Investment Income	$28,536	$–

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	37

Statements of Changes in Net Assets
Transparent Value Large-Cap Core Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$55,546	$57,756
Net realized gain on investments	1,280,987	476,704
Net change in unrealized appreciation on investments	900,436	524,608
Net Increase in net assets resulting from operations	2,236,969	1,059,068
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(61,079)	(4,672)
From realized gains on investments	(347,136)	–
Class C:
Dividends from net investment income	–	(287)
From realized gains on investments	(27,003)	–
Class F-1:
Dividends from net investment income	(549)	(52)
From realized gains on investments	(3,825)	–
Class I:
Dividends from net investment income	(24,168)	(18,182)
From realized gains on investments	(82,138)	–
Decrease in net assets from distributions to shareholders	(545,898)	(23,193)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	2,202,532	18,011,543
Net asset value of shares issued in reinvestment of distributions to shareholders	389,619	4,455
Payments for shares redeemed	(8,603,019)	(4,392,603)
Net increase (decrease) in net assets from Class A capital share transactions	(6,010,868)	13,623,395
Class C Shares:
Proceeds from shares sold	115,000	969,159
Net asset value of shares issued in reinvestment of distributions to shareholders	23,689	263
Payments for shares redeemed	(128,017)	(120,545)
Net increase in net assets from Class C capital share transactions	10,672	848,877
Class F-1 Shares:
Proceeds from shares sold	417,654	217,500
Net asset value of shares issued in reinvestment of distributions to shareholders	4,211	26
Payments for shares redeemed	(5,520)	(131,743)
Net increase in net assets from Class F-1 capital share transactions	416,345	85,783
Class I Shares:
Proceeds from shares sold	2,173,952	395,138
Net asset value of shares issued in reinvestment of distributions to shareholders	9,836	–
Payments for shares redeemed	(57,899)	(22,920)
Net increase in net assets from Class I capital share transactions	2,125,889	372,218
Total Increase (Decrease) in Net Assets	(1,766,891)	15,966,148

NET ASSETS:
Beginning of period	19,063,814	3,097,666
End of period	$17,296,923	$19,063,814

Undistributed Net Investment Income	$24,272	$54,522

See Notes to Financial Statements.
38	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Growth Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income (loss)	$3,873	$(17,565)
Net realized gain (loss) on investments	293,605	(82,033)
Net change in unrealized appreciation on investments	464,711	509,736
Net Increase in net assets resulting from operations	762,189	410,138
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,224,323	5,757,785
Payments for shares redeemed	(169,604)	(4,764,988)
Net increase in net assets from Class A capital share transactions	1,054,719	992,797
Class C Shares:
Proceeds from shares sold	137,000	144,600
Payments for shares redeemed	–	(52,298)
Net increase in net assets from Class C capital share transactions	137,000	92,302
Class F-1 Shares:
Proceeds from shares sold	350	–
Net increase in net assets from Class F-1 capital share transactions	350	–
Class I Shares:
Proceeds from shares sold	72,975	9,059
Payments for shares redeemed	(94,892)	(1,516,663)
Net decrease in net assets from Class I capital share transactions	(21,917)	(1,507,604)
Total Increase (Decrease) in Net Assets	1,932,341	(12,367)

NET ASSETS:
Beginning of period	3,680,133	3,692,500
End of period	$5,612,474	$3,680,133

Undistributed Net Investment Loss	$(8,175)	$(12,048)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	39

Statements of Changes in Net Assets
Transparent Value Large-Cap Value Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$28,002	$67,673
Net realized gain on investments	272,642	517,678
Net change in unrealized appreciation on investments	186,233	744,786
Net Increase in net assets resulting from operations	486,877	1,330,137
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(6,867)	(1,262)
From realized gains on investments	(70,721)	–
Class C:
Dividends from net investment income	(917)	(30)
From realized gains on investments	(24,978)	–
Class F-1:
Dividends from net investment income	(84)	(53)
From realized gains on investments	(739)	–
Class I:
Dividends from net investment income	(51,251)	(64,112)
From realized gains on investments	(372,119)	–
Decrease in net assets from distributions to shareholders	(527,676)	(65,457)
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	625,056	644,993
Net asset value of shares issued in reinvestment of distributions to shareholders	66,393	1,230
Payments for shares redeemed	(107,610)	(303,371)
Net increase in net assets from Class A capital share transactions	583,839	342,852
Class C Shares:
Proceeds from shares sold	131,814	60,000
Net asset value of shares issued in reinvestment of distributions to shareholders	23,220	–
Net increase in net assets from Class C capital share transactions	155,034	60,000
Class I Shares:
Proceeds from shares sold	–	12,253
Net asset value of shares issued in reinvestment of distributions to shareholders	1,850	33,716
Payments for shares redeemed	–	(3,041,883)
Net increase (decrease) in net assets from Class I capital share transactions	1,850	(2,995,914)
Total Increase (Decrease) in Net Assets	699,924	(1,328,382)

NET ASSETS:
Beginning of period	3,206,359	4,534,741
End of period	$3,906,283	$3,206,359

Undistributed Net Investment Income	$14,117	$45,234

See Notes to Financial Statements.
40	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Directional Allocation Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Period June 18, 2012 (inception) to September 30, 2012
FROM OPERATIONS:
Net investment income	$51,384	$23,505
Net realized gain on investments	10,512,890	746,181
Net change in unrealized appreciation on investments	5,715,005	365,817
Net Increase in net assets resulting from operations	16,279,279	1,135,503
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(80,295)	–
From realized gains on investments	(440,646)	–
Class C:
From realized gains on investments	(122,464)	–
Class F-1:
Dividends from net investment income	(30,002)	–
From realized gains on investments	(109,463)	–
Class I:
Dividends from net investment income	(30,096)	–
From realized gains on investments	(109,671)	–
Decrease in net assets from distributions to shareholders	(922,637)	–
FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	91,398,349	26,316,379
Net asset value of shares issued in reinvestment of distributions to shareholders	503,231	–
Payments for shares redeemed	(4,929,928)	(387,773)
Net increase in net assets from Class A capital share transactions	86,971,652	25,928,606
Class C Shares:
Proceeds from shares sold	32,780,756	4,330,102
Net asset value of shares issued in reinvestment of distributions to shareholders	119,744	–
Payments for shares redeemed	(481,023)	(781)
Net increase in net assets from Class C capital share transactions	32,419,477	4,329,321
Class F-1 Shares:
Proceeds from shares sold	10,046,978	9,809,456
Net asset value of shares issued in reinvestment of distributions to shareholders	128,308	–
Payments for shares redeemed	(956,936)	(804,501)
Net increase in net assets from Class F-1 capital share transactions	9,218,350	9,004,955
Class I Shares:
Proceeds from shares sold	71,913,814	4,206,666
Net asset value of shares issued in reinvestment of distributions to shareholders	137,095	–
Payments for shares redeemed	(4,501,070)	–
Net increase in net assets from Class I capital share transactions	67,549,839	4,206,666
Total Increase in Net Assets	211,515,960	44,605,051

NET ASSETS:
Beginning of period (Note 1)	44,605,051	–
End of period	$256,121,011	$44,605,051

Undistributed Net Investment Income (Loss)	$(58,740)	$30,269

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2013 (Unaudited)	41

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Large-Cap Aggressive Fund
Class A
3/31/2013(b)	$10.53	0.03	(c)	1.56	1.59	(0.04)	(0.11)	(0.15)
9/30/2012	$8.91	(0.02)	(c)	1.64	1.62	–	–	–
9/30/2011	$9.54	(0.04)	(c)	(0.59)	(0.63)	(0.05)	–	(0.05)
9/30/2010(h)	$10.00	0.01		(0.47)	(0.46)	–	–	–
Class C
3/31/2013(b)	$10.47	(0.01)	(c)	1.60	1.59	(0.02)	(0.11)	(0.13)
9/30/2012	$8.92	(0.06)	(c)	1.61	1.55	–	–	–
9/30/2011(i)	$11.51	(0.03)		(2.56)	(2.59)	–	–	–
Class F-1
3/31/2013(b)	$10.58	0.04	(c)	1.57	1.61	(0.05)	(0.11)	(0.16)
9/30/2012	$8.96	0.02	(c)	1.60	1.62	–	–	–
9/30/2011	$9.55	(0.03)		(0.55)	(0.58)	(0.01)	–	(0.01)
9/30/2010(h)	$10.00	0.02		(0.47)	(0.45)	–	–	–
Class I
3/31/2013(b)	$10.62	0.05	(c)	1.57	1.62	(0.05)	(0.11)	(0.16)
9/30/2012	$8.97	0.05	(c)	1.60	1.65	–	–	–
9/30/2011(k)	$11.49	(0.01)		(2.51)	(2.52)	–	–	–
Transparent Value Large-Cap Defensive Fund
Class A
3/31/2013(b)	$12.18	0.03	(c)	1.13	1.16	(0.06)	(0.97)	(1.03)
9/30/2012	$10.03	0.08	(c)	2.26	2.34	(0.03)	(0.16)	(0.19)
9/30/2011	$9.87	0.10		0.15	0.25	(0.09)	–	(0.09)
9/30/2010(h)	$10.00	0.01		(0.14)	(0.13)	–	–	–
Class C
3/31/2013(b)	$12.20	(0.00)	(c)(g)	1.13	1.13	–	(0.97)	(0.97)
9/30/2012	$10.10	0.03	(c)	2.25	2.28	(0.02)	(0.16)	(0.18)
9/30/2011(i)	$11.04	0.00	(g)	(0.94)	(0.94)	–	–	–
Class F-1
3/31/2013(b)	$12.29	0.04	(c)	1.13	1.17	(0.07)	(0.97)	(1.04)
9/30/2012	$10.13	0.08	(c)	2.29	2.37	(0.05)	(0.16)	(0.21)
9/30/2011	$9.87	0.04		0.23	0.27	(0.01)	–	(0.01)
9/30/2010(h)	$10.00	0.02		(0.15)	(0.13)	–	–	–
Class I
3/31/2013(b)	$12.33	0.06	(c)	1.13	1.19	(0.10)	(0.97)	(1.07)
9/30/2012	$10.15	0.13	(c)	2.28	2.41	(0.07)	(0.16)	(0.23)
9/30/2011(k)	$10.89	0.04		(0.78)	(0.74)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	For the six months ended March 31, 2013 (Unaudited).
(c)	Per share numbers have been calculated using the average share method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(g)	Less than $0.01.
(h)	Period from April 27, 2010 (inception date) through September 30, 2010.
(i)	Period from April 18, 2011 (inception date) through September 30, 2011.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(k)	Period from February 15, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.
42	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital		Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

–		$11.97	15.37	% (d)	$2,672	2.01	% (e)(f)	1.51	% (e)(f)	0.53	% (e)	126%	(d)
0.00	(g)	$10.53	18.18%		$1,958	2.41	% (f)	1.51	% (f)	(0.22%)		276%
0.05		$8.91	(6.13%)		$1,055	3.04%		1.50%		(0.42%)		304%
–		$9.54	(4.60	%) (d)	$48	11.53	% (e)	1.50	% (e)	0.35	% (e)	131%	(d)

–		$11.93	15.38	% (d)	$832	2.61	% (e)(f)	2.11	% (e)(f)	(0.24	%) (e)	126%	(d)
–		$10.47	17.38%		$393	3.01	% (f)	2.11	% (f)	(0.56%)		276%
–		$8.92	(22.50	%) (d)	$43	3.53	% (e)	2.10	% (e)	(1.04	%) (e)	304%	(d)(j)

–		$12.03	15.44	% (d)	$28,052	1.86	% (e)(f)	1.36	% (e)(f)	0.72	% (e)	126%	(d)
–		$10.58	18.08%		$25,148	2.26	% (f)	1.36	% (f)	0.23%		276%
0.00	(g)	$8.96	(6.11%)		$23,043	2.83%		1.35%		(0.23%)		304%
–		$9.55	(4.50	%) (d)	$4,726	11.37	% (e)	1.35	% (e)	0.50	% (e)	131%	(d)

–		$12.08	15.55	% (d)	$25,386	1.61	% (e)(f)	1.11	% (e)(f)	0.92	% (e)	126%	(d)
–		$10.62	18.39%		$20,171	2.01	% (f)	1.11	% (f)	0.52%		276%
–		$8.97	(21.93	%) (d)	$1,968	2.49	% (e)	1.10	% (e)	(0.09	%) (e)	304%	(d)(j)

–		$12.31	10.47	% (d)	$10,451	1.97	% (e)(f)	1.51	% (e)(f)	0.56	% (e)	136%	(d)
0.00	(g)	$12.18	23.60%		$9,506	2.34	% (f)	1.51	% (f)	0.71%		256%
0.00	(g)	$10.03	2.51%		$298	3.17%		1.50%		0.37%		288%
–		$9.87	(1.30	%) (d)	$49	11.21	% (e)	1.50	% (e)	0.31	% (e)	109%	(d)

–		$12.36	10.17	% (d)	$8,500	2.57	% (e)(f)	2.11	% (e)(f)	(0.06	%) (e)	136%	(d)
–		$12.20	22.79%		$6,652	2.94	% (f)	2.11	% (f)	0.23%		256%
–		$10.10	(8.51	%) (d)	$35	3.41	% (e)	2.10	% (e)	0.06	% (e)	288%	(d)(j)

–		$12.42	10.54	% (d)	$27,338	1.82	% (e)(f)	1.36	% (e)(f)	0.70	% (e)	136%	(d)
0.00	(g)	$12.29	23.73%		$28,803	2.19	% (f)	1.36	% (f)	0.74%		256%
0.00	(g)	$10.13	2.77%		$26,135	2.82%		1.35%		0.43%		288%
–		$9.87	(1.30	%) (d)	$4,887	11.06	% (e)	1.35	% (e)	0.46	% (e)	109%	(d)

–		$12.45	10.70	% (d)	$19,717	1.57	% (e)(f)	1.11	% (e)(f)	0.93	% (e)	136%	(d)
0.00	(g)	$12.33	24.04%		$17,482	1.94	% (f)	1.11	% (f)	1.10%		256%
–		$10.15	(6.80	%) (d)	$2,066	2.45	% (e)	1.10	% (e)	0.65	% (e)	288%	(d)(j)

Semi-Annual Report | March 31, 2013 (Unaudited)	43

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income		Distributions from net realized capital gains	Total distributions
Transparent Value Large-Cap Market Fund
Class A
3/31/2013(b)	$12.27	0.03	(c)	1.40	1.43	(0.05)		(0.80)	(0.85)
9/30/2012	$10.05	0.02	(c)	2.37	2.39	(0.00)	(g)	(0.17)	(0.17)
9/30/2011	$9.90	0.05		0.16	0.21	(0.08)		–	(0.08)
9/30/2010(h)	$10.00	0.03		(0.13)	(0.10)	–		–	–
Class C
3/31/2013(b)	$12.28	(0.01)	(c)	1.40	1.39	(0.01)		(0.80)	(0.81)
9/30/2012	$10.11	(0.05)	(c)	2.39	2.34	–		(0.17)	(0.17)
9/30/2011(i)	$11.63	(0.01)		(1.51)	(1.52)	–		–	–
Class F-1
3/31/2013(b)	$12.39	0.04	(c)	1.41	1.45	(0.06)		(0.80)	(0.86)
9/30/2012	$10.13	0.03	(c)	2.40	2.43	(0.00)	(g)	(0.17)	(0.17)
9/30/2011	$9.91	(0.04)		0.27	0.23	(0.01)		–	(0.01)
9/30/2010(h)	$10.00	0.03		(0.12)	(0.09)	–		–	–
Class I
3/31/2013(b)	$12.44	0.06	(c)	1.41	1.47	(0.08)		(0.80)	(0.88)
9/30/2012	$10.15	0.07	(c)	2.39	2.46	(0.00)	(g)	(0.17)	(0.17)
9/30/2011(k)	$11.54	0.01		(1.40)	(1.39)	–		–	–
Transparent Value Dividend Fund
Class A
3/31/2013(b)	$10.87	0.11	(c)	1.62	1.73	(0.09)		(0.46)	(0.55)
9/30/2012	$8.88	0.20	(c)	2.08	2.28	(0.24)		(0.05)	(0.29)
9/30/2011(i)	$10.20	0.05		(1.37)	(1.32)	–		–	–
Class C
3/31/2013(b)	$10.83	0.08	(c)	1.62	1.70	(0.06)		(0.46)	(0.52)
9/30/2012	$8.86	0.13	(c)	2.08	2.21	(0.19)		(0.05)	(0.24)
9/30/2011(i)	$10.20	0.06		(1.40)	(1.34)	–		–	–
Class F-1
3/31/2013(b)	$10.91	0.13	(c)	1.63	1.76	(0.10)		(0.46)	(0.56)
9/30/2012	$8.90	0.22	(c)	2.08	2.30	(0.24)		(0.05)	(0.29)
9/30/2011(i)	$10.20	0.03		(1.33)	(1.30)	–		–	–
Class I
3/31/2013(b)	$10.73	0.13	(c)	1.60	1.73	(0.11)		(0.46)	(0.57)
9/30/2012	$8.91	0.23	(c)	2.06	2.29	(0.42)		(0.05)	(0.47)
9/30/2011(m)	$10.00	0.18		(1.27)	(1.09)	–		–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	For the six months ended March 31, 2013 (Unaudited).
(c)	Per share numbers have been calculated using the average share method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(g)	Less than $0.01.
(h)	Period from April 27, 2010 (inception date) through September 30, 2010.
(i)	Period from April 18, 2011 (inception date) through September 30, 2011.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(k)	Period from February 15, 2011 (inception date) through September 30, 2011.
(l)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(m)	Period from February 10, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.
44	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

–	$12.85	12.57	% (d)	$26,332	1.89	% (e)(f)	1.51% (e)(f)	0.51% (e)	137% (d)
0.00(g)	$12.27	24.04%		$23,739	2.15	% (f)	1.51% (f)	0.16%	305%
0.02	$10.05	2.29%		$9,452	2.96%		1.50%	0.20%	331%
–	$9.90	(1.00	%) (d)	$50	11.15	% (e)	1.50% (e)	0.68% (e)	123% (d)

–	$12.86	12.14	% (d)	$11,619	2.49	% (e)(f)	2.11% (e)(f)	(0.11%) (e)	137% (d)
–	$12.28	23.37%		$9,611	2.75	% (f)	2.11% (f)	(0.40%)	305%
0.00(g)	$10.11	(13.07	%) (d)	$1,115	3.54	% (e)	2.10% (e)	(0.47%) (e)	331% (d)(j)

–	$12.98	12.61	% (d)	$34,806	1.74	% (e)(f)	1.36% (e)(f)	0.68% (e)	137% (d)
0.00(g)	$12.39	24.25%		$33,495	2.00	% (f)	1.36% (f)	0.28%	305%
0.00(g)	$10.13	2.28%		$25,749	2.83%		1.35%	(0.17%)	331%
–	$9.91	(0.90	%) (d)	$5,004	11.00	% (e)	1.35% (e)	0.83% (e)	123% (d)

–	$13.03	12.75	% (d)	$39,527	1.49	% (e)(f)	1.11% (e)(f)	0.95% (e)	137% (d)
–	$12.44	24.52%		$44,503	1.75	% (f)	1.11% (f)	0.61%	305%
0.00(g)	$10.15	(12.05	%) (d)	$5,750	2.48	% (e)	1.10% (e)	0.20% (e)	331% (d)(j)

–	$12.05	16.49	% (d)	$17,820	2.45	% (e)(f)	1.50% (e)(f)	2.04% (e)	124% (d)
0.00(g)	$10.87	26.02%		$9,043	3.87	% (f)	1.50% (f)	1.92%	290%
–	$8.88	(12.94	%) (d)	$1,371	8.72	% (e)	1.50% (e)	4.42% (e)	121% (d)(l)

–	$12.01	16.27	% (d)	$5,256	3.05	% (e)(f)	2.10% (e)(f)	1.43% (e)	124% (d)
–	$10.83	25.23%		$2,998	4.47	% (f)	2.10% (f)	1.30%	290%
–	$8.86	(13.14	%) (d)	$62	10.02	% (e)	2.10% (e)	2.44% (e)	121% (d)(l)

–	$12.11	16.68	% (d)	$7,021	2.30	% (e)(f)	1.35% (e)(f)	2.28% (e)	124% (d)
0.00(g)	$10.91	26.10%		$2,205	3.72	% (f)	1.35% (f)	2.10%	290%
–	$8.90	(12.75	%) (d)	$98	9.67	% (e)	1.35% (e)	7.01% (e)	121% (d)(l)

–	$11.89	16.77	% (d)	$3,320	2.05	% (e)(f)	1.10% (e)(f)	2.42% (e)	124% (d)
–	$10.73	26.41%		$2,906	3.47	% (f)	1.10% (f)	2.30%	290%
–	$8.91	(10.90	%) (d)	$1,801	10.44	% (e)	1.10% (e)	2.79% (e)	121% (d)

Semi-Annual Report | March 31, 2013 (Unaudited)	45

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Large-Cap Core Fund
Class A
3/31/2013(b)	$10.91	0.04	(c)	1.49	1.53	(0.05)	(0.29)	(0.34)
9/30/2012	$8.67	0.05	(c)	2.23	2.28	(0.04)	–	(0.04)
9/30/2011(h)	$10.06	0.01		(1.40)	(1.39)	–	–	–
Class C
3/31/2013(b)	$10.85	0.00	(c)(g)	1.49	1.49	–	(0.29)	(0.29)
9/30/2012	$8.64	(0.02	)(c)	2.24	2.22	(0.01)	–	(0.01)
9/30/2011(h)	$10.06	0.00	(g)	(1.42)	(1.42)	–	–	–
Class F-1
3/31/2013(b)	$10.93	0.04	(c)	1.51	1.55	(0.04)	(0.29)	(0.33)
9/30/2012	$8.68	0.06	(c)	2.24	2.30	(0.05)	–	(0.05)
9/30/2011(h)	$10.06	0.01		(1.39)	(1.38)	–	–	–
Class I
3/31/2013(b)	$10.93	0.05	(c)	1.51	1.56	(0.08)	(0.29)	(0.37)
9/30/2012	$8.68	0.08	(c)	2.24	2.32	(0.07)	–	(0.07)
9/30/2011(j)	$10.00	0.03		(1.35)	(1.32)	–	–	–
Transparent Value Large-Cap Growth Fund
Class A
3/31/2013(b)	$10.58	(0.00	)(c)(g)	1.68	1.68	–	–	–
9/30/2012	$8.58	(0.05	)(c)	2.05	2.00	–	–	–
9/30/2011(h)	$10.03	(0.01)		(1.44)	(1.45)	–	–	–
Class C
3/31/2013(b)	$10.50	(0.04	)(c)	1.67	1.63	–	–	–
9/30/2012	$8.56	(0.11	)(c)	2.05	1.94	–	–	–
9/30/2011(h)	$10.03	(0.02)		(1.45)	(1.47)	–	–	–
Class F-1
3/31/2013(b)	$10.61	0.01	(c)	1.69	1.70	–	–	–
9/30/2012	$8.59	(0.05	)(c)	2.07	2.02	–	–	–
9/30/2011(h)	$10.03	(0.03)		(1.41)	(1.44)	–	–	–
Class I
3/31/2013(b)	$10.65	0.02	(c)	1.70	1.72	–	–	–
9/30/2012	$8.60	(0.02	)(c)	2.07	2.05	–	–	–
9/30/2011(j)	$10.00	(0.02)		(1.38)	(1.40)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	For the six months ended March 31, 2013 (Unaudited).
(c)	Per share numbers have been calculated using the average share method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(g)	Less than $0.01.
(h)	Period from April 18, 2011 (inception date) through September 30, 2011.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(j)	Period from February 10, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.
46	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital		Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

–		$12.10	14.38	% (d)	$9,980	2.83	% (e)(f)	1.51	% (e)(f)	0.63	% (e)	110	% (d)
0.00	(g)	$10.91	26.38%		$14,803	3.58	% (f)	1.51	% (f)	0.51%		301%
–		$8.67	(13.82	%) (d)	$772	7.96	% (e)	1.50	% (e)	0.84	% (e)	129	% (d)(i)

–		$12.05	14.03	% (d)	$1,194	3.43	% (e)(f)	2.11	% (e)(f)	0.00	% (e)	110	% (d)
–		$10.85	25.69%		$1,062	4.18	% (f)	2.11	% (f)	(0.17%)		301%
–		$8.64	(14.11	%) (d)	$147	8.57	% (e)	2.10	% (e)	0.09	%(e)	129	% (d)(i)

–		$12.15	14.54	% (d)	$526	2.68	% (e)(f)	1.36	% (e)(f)	0.64	% (e)	110	% (d)
–		$10.93	26.62%		$82	3.43	% (f)	1.36	% (f)	0.59%		301%
–		$8.68	(13.72	%) (d)	$9	8.48	% (e)	1.35	% (e)	0.42	% (e)	129	% (d)(i)

–		$12.12	14.71	% (d)	$5,597	2.43	% (e)(f)	1.11	% (e)(f)	0.98	% (e)	110	% (d)
–		$10.93	26.89%		$3,117	3.18	% (f)	1.11	% (f)	0.79%		301%
–		$8.68	(13.20	%) (d)	$2,171	9.00	% (e)	1.10	% (e)	0.51	% (e)	129	% (d)

–		$12.26	15.88	% (d)	$2,179	5.29	% (e)(f)	1.51	% (e)(f)	(0.08	%) (e)	67	% (d)
–		$10.58	23.31%		$826	5.32	% (f)	1.51	% (f)	(0.51%)		310%
–		$8.58	(14.46	%) (d)	$314	7.06	% (e)	1.50	% (e)	(0.58	%) (e)	112	% (d)(i)

–		$12.13	15.52	% (d)	$276	5.89	% (e)(f)	2.11	% (e)(f)	(0.70	%) (e)	67	% (d)
–		$10.50	22.66%		$118	5.92	% (f)	2.11	% (f)	(1.13%)		310%
–		$8.56	(14.66	%) (d)	$17	8.78	% (e)	2.10	% (e)	(1.39	%) (e)	112	% (d)(i)

–		$12.31	16.02	% (d)	$6	5.14	% (e)(f)	1.36	% (e)(f)	0.10	% (e)	67	% (d)
–		$10.61	23.52%		$5	5.17	% (f)	1.36	% (f)	(0.45%)		310%
–		$8.59	(14.36	%) (d)	$4	8.36	% (e)	1.35	% (e)	(0.66	%) (e)	112	% (d)(i)

–		$12.37	16.15	% (d)	$3,150	4.89	% (e)(f)	1.11	% (e)(f)	0.35	% (e)	67	% (d)
–		$10.65	23.84%		$2,732	4.92	% (f)	1.11	% (f)	(0.22%)		310%
–		$8.60	(14.00	%) (d)	$3,357	8.54	% (e)	1.10	% (e)	(0.41	%) (e)	112	% (d)

Semi-Annual Report | March 31, 2013 (Unaudited)	47

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Large-Cap Value Fund
Class A
3/31/2013(b)	$10.78	0.07	(c)	1.37	1.44	(0.14)	(1.48)	(1.62)
9/30/2012	$8.47	0.13	(c)	2.25	2.38	(0.07)	–	(0.07)
9/30/2011(g)	$10.03	0.02		(1.58)	(1.56)	–	–	–
Class C
3/31/2013(b)	$10.68	0.04	(c)	1.36	1.40	(0.05)	(1.48)	(1.53)
9/30/2012	$8.44	0.10	(c)	2.20	2.30	(0.06)	–	(0.06)
9/30/2011(g)	$10.03	0.03		(1.62)	(1.59)	–	–	–
Class F-1
3/31/2013(b)	$10.75	0.08	(c)	1.36	1.44	(0.17)	(1.48)	(1.65)
9/30/2012	$8.47	0.14	(c)	2.25	2.39	(0.11)	–	(0.11)
9/30/2011(g)	$10.03	0.06		(1.62)	(1.56)	–	–	–
Class I
3/31/2013(b)	$10.77	0.09	(c)	1.36	1.45	(0.20)	(1.48)	(1.68)
9/30/2012	$8.48	0.17	(c)	2.24	2.41	(0.12)	–	(0.12)
9/30/2011(i)	$10.00	0.07		(1.59)	(1.52)	–	–	–
Transparent Value Directional Allocation Fund
Class A
3/31/2013(b)	$10.62	0.01	(c)	1.29	1.30	(0.02)	(0.09)	(0.11)
9/30/2012(j)	$10.00	0.01	(c)	0.61	0.62	–	–	–
Class C
3/31/2013(b)	$10.59	(0.03)	(c)	1.29	1.26	–	(0.09)	(0.09)
9/30/2012(j)	$10.00	(0.01)	(c)	0.60	0.59	–	–	–
Class F-1
3/31/2013(b)	$10.62	0.02	(c)	1.28	1.30	(0.03)	(0.09)	(0.12)
9/30/2012(j)	$10.00	0.01	(c)	0.61	0.62	–	–	–
Class I
3/31/2013(b)	$10.62	0.02	(c)	1.30	1.32	(0.03)	(0.09)	(0.12)
9/30/2012(j)	$10.00	0.01	(c)	0.61	0.62	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	For the six months ended March 31, 2013 (Unaudited).
(c)	Per share numbers have been calculated using the average share method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(g)	Period from April 18, 2011 (inception date) through September 30, 2011.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(i)	Period from February 10, 2011 (inception date) through September 30, 2011.
(j)	Period from June 18, 2012 (inception date) through September 30, 2012.

See Notes to Financial Statements.

48	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

–	$10.60	15.21	% (d)	$1,031	6.71	% (e)(f)	1.51	% (e)(f)	1.30	% (e)	97	% (d)
–	$10.78	28.16%		$431	6.12	% (f)	1.52	% (f)	1.30%		167%
–	$8.47	(15.55	%) (d)	$55	6.91	% (e)	1.50	% (e)	1.39	% (e)	110	% (d)(h)

–	$10.55	14.86	% (d)	$221	7.31	% (e)(f)	2.11	% (e)(f)	0.75	% (e)	97	% (d)
–	$10.68	27.35%		$66	6.72	% (f)	2.12	% (f)	1.01%		167%
–	$8.44	(15.85	%) (d)	$4	8.90	% (e)	2.10	% (e)	0.64	% (e)	110	% (d)(h)

–	$10.54	15.22	% (d)	$5	6.56	% (e)(f)	1.36	% (e)(f)	1.50	% (e)	97	% (d)
–	$10.75	28.34%		$5	5.97	% (f)	1.37	% (f)	1.40%		167%
–	$8.47	(15.55	%) (d)	$4	8.16	% (e)	1.35	% (e)	1.39	% (e)	110	% (d)(h)

–	$10.54	15.40	% (d)	$2,649	6.31	% (e)(f)	1.11	% (e)(f)	1.75	% (e)	97	% (d)
–	$10.77	28.64%		$2,704	5.72	% (f)	1.12	% (f)	1.68%		167%
–	$8.48	(15.20	%) (d)	$4,471	8.03	% (e)	1.10	% (e)	1.78	% (e)	110	% (d)

–	$11.81	12.38	% (d)	$121,424	1.79	% (e)(f)	1.50	% (e)(f)	0.10	% (e)	267	% (d)
–	$10.62	6.20	% (d)	$26,413	3.69	% (e)(f)	1.51	% (e)(f)	0.50	% (e)	171	% (d)

–	$11.76	12.04	% (d)	$39,084	2.39	% (e)(f)	2.10	% (e)(f)	(0.54	%) (e)	267	% (d)
–	$10.59	5.90	% (d)	$4,378	4.29	% (e)(f)	2.11	% (e)(f)	(0.21	%) (e)	171	% (d)

–	$11.80	12.38	%) (d)	$20,281	1.64	% (e)(f)	1.35	% (e)(f)	0.35	% (e)	267	% (d)
–	$10.62	6.20	% (d)	$9,370	3.54	% (e)(f)	1.36	% (e)(f)	0.44	% (e)	171	% (d)

–	$11.82	12.57	% (d)	$75,332	1.39	% (e)(f)	1.10	% (e)(f)	0.37	% (e)	267	% (d)
–	$10.62	6.20	% (d)	$4,443	3.29	% (e)(f)	1.11	% (e)(f)	0.41	% (e)	171	% (d)

Semi-Annual Report | March 31, 2013 (Unaudited)	49

Notes to Financial Statements
March 31, 2013 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” Prior to January 28, 2013, the Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund and the Transparent Value Directional Allocation Fund were named the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund and the Transparent Value Dow Jones RBP® Directional Allocation Index Fund (each, a “Fund”, and collectively, the “Funds”), respectively. Each Fund is organized as a non-diversified series of the Trust.

The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund and the Transparent Value Large-Cap Market Fund commenced operations on April 27, 2010, and the only transaction prior to commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund and the Transparent Value Large-Cap Value Fund commenced operations on February 10, 2011. The Transparent Value Directional Allocation Index Fund commenced operations on June 18, 2012.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth Index (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value Index (the “Value Index” or “Index”) and the Transparent Value Directional Allocation Index (the “Allocation Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed. Each

Fund’s Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. Each Fund has authorized the creation of Class R shares, but such shares are not currently offered. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING

POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At March 31, 2013, none of the Fund’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized

50	www.transparentvalue.com

Notes to Financial Statements
March 31, 2013 (Unaudited)

gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dividend Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term if the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Funds’ investments carried at fair value:

Transparent Value Large-Cap Aggressive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$56,363,407	$–	$–	$56,363,407
Exchange Traded Funds	411,257	–	–	411,257
TOTAL	$56,774,664	$–	$–	$56,774,664

Transparent Value Large-Cap Defensive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$65,485,702	$–	$–	$65,485,702
Exchange Traded Funds	296,662	–	–	296,662
TOTAL	$65,782,364	$–	$–	$65,782,364

Transparent Value Large-Cap Market Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$112,137,609	$–	$–	$112,137,609
TOTAL	$112,137,609	$–	$–	$112,137,609

Semi-Annual Report | March 31, 2013 (Unaudited)	51

Notes to Financial Statements
March 31, 2013 (Unaudited)

Transparent Value Dividend Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$32,507,982	$–	$–	$32,507,982
Exchange Traded Funds	595,960	–	–	595,960
TOTAL	$33,103,942	$–	$–	$33,103,942

Transparent Value Large-Cap Core Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$17,093,028	$–	$–	$17,093,028
Exchange Traded Funds	81,719	–	–	81,719
TOTAL	$17,174,747	$–	$–	$17,174,747

Transparent Value Large-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,421,689	$–	$–	$5,421,689
Exchange Traded Funds	143,341	–	–	143,341
TOTAL	$5,565,030	$–	$–	$5,565,030

Transparent Value Large-Cap Value Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,789,838	$–	$–	$3,789,838
Exchange Traded Funds	72,472	–	–	72,472
TOTAL	$3,862,310	$–	$–	$3,862,310

Transparent Value Directional Allocation Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$252,787,098	$–	$–	$252,787,098
TOTAL	$252,787,098	$–	$–	$252,787,098

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the six months ended March 31, 2013, the Funds did not have any unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Accounting Standards Codification (“ASC”) 740-10 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely than-not” of being sustained by the applicable tax authority based on technical merits of the position. Tax benefits from tax positions not deemed to meet the more-likely-than-not threshold should not be recognized in the year of determination. Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax positions at March 31, 2013. As of March 31, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions they have taken or expect to take in future tax returns. The Funds have not recorded any penalties and/or interest related to uncertain tax positions.

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of March 31, 2013, were as follows:

Transparent Value Large-Cap Aggressive Fund

Gross appreciation on investments (excess of value over tax cost)	$4,680,547
Gross depreciation on investments (excess of tax cost over value)	(391,402)
Net unrealized appreciation	$4,289,145

Cost of investments for income tax purposes	$52,485,519

Transparent Value Large-Cap Defensive Fund

Gross appreciation on investments (excess of value over tax cost)	$4,401,099
Gross depreciation on investments (excess of tax cost over value)	(338,258)
Net unrealized appreciation	$4,062,841

Cost of investments for income tax purposes	$61,719,523

52	www.transparentvalue.com

Notes to Financial Statements
March 31, 2013 (Unaudited)

Transparent Value Large-Cap Market Fund

Gross appreciation on investments (excess of value over tax cost)	$7,521,063
Gross depreciation on investments (excess of tax cost over value)	(1,010,471)

Net unrealized appreciation	$6,510,592

Cost of investments for income tax purposes	$105,627,017

Transparent Value Dividend Fund

Gross appreciation on investments (excess of value over tax cost)	$2,131,091
Gross depreciation on investments (excess of tax cost over value)	(355,088)

Net unrealized appreciation	$1,776,003

Cost of investments for income tax purposes	$31,327,939

Transparent Value Large-Cap Core Fund

Gross appreciation on investments (excess of value over tax cost)	$1,157,264
Gross depreciation on investments (excess of tax cost over value)	(205,596)

Net unrealized appreciation	$951,668

Cost of investments for income tax purposes	$16,223,079

Transparent Value Large-Cap Growth Fund

Gross appreciation on investments (excess of value over tax cost)	$492,751
Gross depreciation on investments (excess of tax cost over value)	(107,229)

Net unrealized appreciation	$385,522

Cost of investments for income tax purposes	$5,179,508

Transparent Value Large-Cap Value Fund

Gross appreciation on investments (excess of value over tax cost)	$317,245
Gross depreciation on investments (excess of tax cost over value)	(42,903)

Net unrealized appreciation	$274,342

Cost of investments for income tax purposes	$3,587,968

Transparent Value Directional Allocation Fund

Gross appreciation on investments (excess of value over tax cost)	$8,949,104
Gross depreciation on investments (excess of tax cost over value)	(2,879,945)

Net unrealized appreciation	$6,069,159

Cost of investments for income tax purposes	$246,717,939

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2012, the components of distributable earnings on a tax basis were as follows:

Transparent Value Large-Cap Aggressive Fund

Undistributed net investment income	$565,762
Accumulated net realized gain	–
Net unrealized appreciation on investments	1,802,807

Total	$2,368,569

Transparent Value Large-Cap Defensive Fund

Undistributed net investment income	$4,060,807
Accumulated net realized gain	1,088,376
Net unrealized appreciation on investments	2,317,176

Total	$7,466,359

Transparent Value Large-Cap Market Fund

Undistributed net investment income	$6,376,275
Accumulated net realized gain	536,053
Net unrealized appreciation on investments	4,018,054

Total	$10,930,382

Transparent Value Dividend Fund

Undistributed net investment income	$791,828
Accumulated net realized gain	19,583
Net unrealized appreciation on investments	147,997

Total	$959,408

Transparent Value Large-Cap Core Fund

Undistributed net investment income	$513,894
Accumulated net realized gain	–
Net unrealized appreciation on investments	61,006

Total	$574,900

Semi-Annual Report | March 31, 2013 (Unaudited)	53

Notes to Financial Statements
March 31, 2013 (Unaudited)

Transparent Value Large-Cap Growth Fund

Undistributed net investment income	$–
Accumulated net realized loss	(36,926)
Net unrealized depreciation on investments	(99,579)
Other cumulative effect of timing differences	(12,048)
Total	$(148,553)

Transparent Value Large-Cap Value Fund

Undistributed net investment income	$477,232
Accumulated net realized gain	34,966
Net unrealized appreciation on investments	92,828
Total	$605,026

Transparent Value Directional Allocation Fund

Undistributed net investment income	$810,340
Accumulated net realized gain	–
Net unrealized appreciation on investments	331,927
Total	$1,142,267

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings (accumulated loss) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of March 31, 2013.

The character of distributions paid for the year ending September 30, 2012 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Large-Cap Aggressive Fund	$–	$–
Transparent Value Large-Cap Defensive Fund	632,639	15,439
Transparent Value Large-Cap Market Fund	834,885	18,037
Transparent Value Dividend Fund	258,474	1,138
Transparent Value Large-Cap Core Fund	23,193	–
Transparent Value Large-Cap Growth Fund	–	–
Transparent Value Large-Cap Value Fund	65,457	–
Transparent Value Directional Allocation Fund	–	–

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2012, certain differences were reclassified as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
Transparent Value Large-Cap Aggressive Fund	$–	$–	$ –
Transparent Value Large-Cap Defensive Fund	$1	$(1)	$ –
Transparent Value Large-Cap Market Fund	$–	$–	$ –
Transparent Value Dividend Fund	$5,254	$(431)	$ (4,823)
Transparent Value Large-Cap Core Fund	$5,331	$–	$ (5,331)
Transparent Value Large-Cap Growth Fund	$5,517	$–	$ (5,517)
Transparent Value Large-Cap Value Fund	$2,247	$–	$ (2,247)
Transparent Value Directional Allocation Fund	$6,764	$–	$ (6,764)

These differences were primarily due to the differing tax treatment of certain nondeductible expenses.

Transparent Value Large Cap Growth Fund elects to defer to the period ending September 30, 2013, late year ordinary losses in the amount of $12,048.

Included in the amounts reclassified were net operating losses offset to paid in capital.

Transparent Value Large-Cap Aggressive Fund	$–
Transparent Value Large-Cap Defensive Fund	–
Transparent Value Large-Cap Market Fund	–
Transparent Value Dividend Fund	–
Transparent Value Large-Cap Core Fund	–
Transparent Value Large-Cap Growth Fund	2,610
Transparent Value Large-Cap Value Fund	–
Transparent Value Directional Allocation Fund	–

54	www.transparentvalue.com

Notes to Financial Statements
March 31, 2013 (Unaudited)

Capital Loss Carryforwards

As of September 30, 2012, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Short-Term Capital Losses deferred to September 2013	Long-Term Capital Losses deferred to September 2013

Transparent Value Large-Cap Aggressive Fund	$–	$–
Transparent Value Large-Cap Defensive Fund	–	–
Transparent Value Large-Cap Market Fund	–	–
Transparent Value Dividend Fund	–	–
Transparent Value Large-Cap Core Fund	–	–
Transparent Value Large-Cap Growth Fund	32,326*	–
Transparent Value Large-Cap Value Fund	–	–
Transparent Value Directional Allocation Fund	–	–

* Please see Regulated Investment Company Modernization Act 2010 Discussion below.

During the year ended September 30, 2012, the following Funds utilized capital loss carryovers of:

	Short-Term	Long-Term
Transparent Value Large-Cap Aggressive Fund	$301,479	$–
Transparent Value Large-Cap Defensive Fund	–	–
Transparent Value Large-Cap Market Fund	–	–
Transparent Value Dividend Fund	–	–
Transparent Value Large-Cap Core Fund	35,749	–
Transparent Value Large-Cap Growth Fund	2,199	–
Transparent Value Large-Cap Value Fund	55,264	–
Transparent Value Directional Allocation Fund	–	–

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term.

Transparent Value Large-Cap Growth Fund elects to defer to the period ending September 30, 2013, post-October capital losses recognized during the period November 1, 2011 to September 30, 2012 in the amount of $4,600.

5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Large-Cap Aggressive Fund

Purchases	$65,799,543
Sales	63,895,880
Transparent Value Large-Cap Defensive Fund

Purchases	$84,159,391
Sales	86,467,605
Transparent Value Large-Cap Market Fund

Purchases	$150,266,636
Sales	161,862,986
Transparent Value Dividend Fund

Purchases	$41,403,327
Sales	28,591,737
Transparent Value Large-Cap Core Fund

Purchases	$18,861,400
Sales	22,736,803
Transparent Value Large-Cap Growth Fund

Purchases	$4,331,250
Sales	3,201,976
Transparent Value Large-Cap Value Fund

Purchases	$3,536,223
Sales	3,311,963
Transparent Value Directional Allocation Fund

Purchases	$508,803,513
Sales	315,218,136

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). Prior to the close of business on June 30, 2012, the adviser was Guggenheim Investment Management, LLC (“GIM”). On July 1, 2012, GIM and its affiliate, Guggenheim Partners Asset Management, LLC, merged to form the Adviser. The Adviser, a Delaware limited liability company formed in 2005, is a diversified financial services firm with a sophisticated array of wealth and investment management services. Guggenheim Capital, LLC is the sole owner of the Adviser through Guggenheim Manager, Inc., Guggenheim Partners, LLC and GPIM Holdings, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC.

Semi-Annual Report | March 31, 2013 (Unaudited)	55

Notes to Financial Statements
March 31, 2013 (Unaudited)

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010 and amended on June 11, 2012 and January 28, 2013 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses of each Fund to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of each Fund’s average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I, respectively, until January 31, 2014. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements for a Fund, that Fund will reimburse the Adviser for all or a portion of its prior fee reductions or expense reimbursements made for the Fund during the preceding three-year period during which this agreement was in place, provided that the Fund’s expense limitation is not exceeded. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the Board. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

As of March 31, 2013, the balances of recoupable expenses for the Funds were as follows:

	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Total

Transparent Value Large-Cap Aggressive Fund
Class A	$1,956	$6,493	$42,440	$5,226	$56,115
Class C	NA	197	2011	1,432	3,640
Class F-1	193,659	408,153	230,994	55,514	888,320
Class I	NA	20,950	63,612	65,095	149,657
Transparent Value Large-Cap Defensive Fund
Class A	$1,991	$2,032	$36,892	$23,082	$63,997
Class C	NA	129	16232	16,943	33,304
Class F-1	197,161	399,138	238,961	40,071	875,331
Class I	NA	18,574	59,888	63,726	142,188
Transparent Value Large-Cap Market Fund
Class A	$1,968	$23,991	$121,823	$44,259	$192,041
Class C	NA	2,895	33,819	19,375	56,089
Class F-1	198,768	402,876	206,370	78,863	886,877
Class I	NA	32,873	170,379	62,704	265,956
Transparent Value Dividend Fund
Class A	NA	$13,055	$103,280	$59,365	$175,700
Class C	NA	1,321	30,657	17,446	49,424
Class F-1	NA	362	28878	14,802	44,042
Class I	NA	119,643	54,801	17,464	191,908

	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Total

Transparent Value Large-Cap Core Fund
Class A	NA	$8,937	$152,582	$81,597	$243,116
Class C	NA	1,935	14,196	5,577	21,708
Class F-1	NA	250	1534	17,636	19,420
Class I	NA	124,253	55,668	6,852	186,773
Transparent Value Large-Cap Growth Fund
Class A	NA	$3,549	$70,131	$32,222	$105,902
Class C	NA	188	3260	767	4,215
Class F-1	NA	156	193	15,624	15,973
Class I	NA	131,850	123,170	40,635	295,655
Transparent Value Large-Cap Value Fund
Class A	NA	$438	$13,744	$17,247	$31,429
Class C	NA	149	1037	898	2,084
Class F-1	NA	149	231	15,957	16,337
Class I	NA	135,079	174,383	56,025	365,487
Transparent Value Directional Allocation Fund
Class A	NA	NA	$55701	$84,648	$140,349
Class C	NA	NA	6537	23,179	29,716
Class F-1	NA	NA	34427	33,038	67,465
Class I	NA	NA	23052	19,333	42,385

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010 and amended on January 28, 2013 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Funds and the Adviser in connection with each Fund’s efforts to replicate its Index. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Funds, at an annual rate of 0.95% based on the average daily net assets of each Fund.

Certain officers of the Funds are also officers and owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

56	www.transparentvalue.com

Notes to Financial Statements
March 31, 2013 (Unaudited)

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for their services.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. LINE OF CREDIT

The Funds have a $10,000,000 Line of Credit (the “Line”), which is uncommitted, with The Bank of New York Mellon. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin.

The allocated amount for each Fund is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

Fund	Average Interest Rate	Average Outstanding Line of Credit*
Transparent Value Large-Cap Aggressive Fund	1.704%	$343,800

Transparent Value Large-Cap Defensive Fund	1.704	1,031,583

Transparent Value Large-Cap Market Fund	1.706	979,000

Transparent Value Large-Cap Core Fund	1.706	578,462

* The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

8. SHARES OF BENEFICIAL INTEREST

At March 31, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Transactions of Shares were as follows:

For the Six Months Ended March 31, 2013 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Aggressive Fund
Class A:
Beginning of period	186,034
Shares sold	69,715
Shares issued in reinvestment of distributions to shareholders	2,325
Shares redeemed	(34,801)

Net increase in shares outstanding	37,239

Shares outstanding, end of period	223,273

Class C:
Beginning of period	37,554
Shares sold	43,945
Shares issued in reinvestment of distributions to shareholders	416
Shares redeemed	(12,116)

Net increase in shares outstanding	32,245

Shares outstanding, end of period	69,799

Class F-1:
Beginning of period	2,377,297
Shares sold	1,742
Shares issued in reinvestment of distributions to shareholders	567
Shares redeemed	(47,619)

Net decrease in shares outstanding	(45,310)

Shares outstanding, end of period	2,331,987

Class I:
Beginning of period	1,899,875
Shares sold	269,474
Shares issued in reinvestment of distributions to shareholders	28,243
Shares redeemed	(96,361)

Net increase in shares outstanding	201,356

Shares outstanding, end of period	2,101,231

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Aggressive Fund
Class A:
Beginning of period	118,380
Shares sold	1,056,129
Shares redeemed	(988,475)

Net increase in shares outstanding	67,654

Shares outstanding, end of period	186,034

Semi-Annual Report | March 31, 2013 (Unaudited)	57

Notes to Financial Statements
March 31, 2013 (Unaudited)

For the Year Ended September 30, 2012
Class C:
Beginning of period	4,838
Shares sold	37,673
Shares redeemed	(4,957)

Net increase in shares outstanding	32,716

Shares outstanding, end of period	37,554

Class F-1:
Beginning of period	2,572,484
Shares sold	5,441
Shares redeemed	(200,628)

Net decrease in shares outstanding	(195,187)

Shares outstanding, end of period	2,377,297

Class I:
Beginning of period	219,432
Shares sold	1,737,448
Shares redeemed	(57,005)

Net increase in shares outstanding	1,680,443

Shares outstanding, end of period	1,899,875

For the Six Months Ended March 31, 2013 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Defensive Fund
Class A:
Beginning of period	780,363
Shares sold	152,766
Shares issued in reinvestment of distributions to shareholders	69,532
Shares redeemed	(153,930)

Net increase in shares outstanding	68,368

Shares outstanding, end of period	848,731

Class C:
Beginning of period	545,179
Shares sold	122,037
Shares issued in reinvestment of distributions to shareholders	48,227
Shares redeemed	(27,925)

Net increase in shares outstanding	142,339

Shares outstanding, end of period	687,518

For the Six Months Ended March 31, 2013 (Unaudited)
Class F-1:
Beginning of period	2,343,977
Shares sold	23,873
Shares issued in reinvestment of distributions to shareholders	4,776
Shares redeemed	(171,973)

Net decrease in shares outstanding	(143,324)

Shares outstanding, end of period	2,200,653

Class I:
Beginning of period	1,417,485
Shares sold	559,819
Shares issued in reinvestment of distributions to shareholders	104,227
Shares redeemed	(498,455)

Net increase in shares outstanding	165,591

Shares outstanding, end of period	1,583,076

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Defensive Fund
Class A:
Beginning of period	29,697
Shares sold	857,170
Shares issued in reinvestment of distributions to shareholders	2,808
Shares redeemed	(109,312)

Net increase in shares outstanding	750,666

Shares outstanding, end of period	780,363

Class C:
Beginning of period	3,510
Shares sold	564,417
Shares issued in reinvestment of distributions to shareholders	393
Shares redeemed	(23,141)

Net increase in shares outstanding	541,669

Shares outstanding, end of period	545,179

Class F-1:
Beginning of period	2,579,368
Shares sold	60,560
Shares issued in reinvestment of distributions to shareholders	1,900
Shares redeemed	(297,851)

Net decrease in shares outstanding	(235,391)

Shares outstanding, end of period	2,343,977

58	www.transparentvalue.com

Notes to Financial Statements
March 31, 2013 (Unaudited)

For the Year Ended September 30, 2012
Class I:
Beginning of period	203,487
Shares sold	1,261,048
Shares issued in reinvestment of distributions to shareholders	152
Shares redeemed	(47,202)

Net increase in shares outstanding	1,213,998

Shares outstanding, end of period	1,417,485

For the Six Months Ended March 31, 2013 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Market Fund
Class A:
Beginning of period	1,934,681
Shares sold	344,089
Shares issued in reinvestment of distributions to shareholders	117,746
Shares redeemed	(346,702)

Net increase in shares outstanding	115,133

Shares outstanding, end of period	2,049,814

Class C:
Beginning of period	782,820
Shares sold	153,084
Shares issued in reinvestment of distributions to shareholders	53,761
Shares redeemed	(86,249)

Net increase in shares outstanding	120,596

Shares outstanding, end of period	903,416

Class F-1:
Beginning of period	2,704,100
Shares sold	147,922
Shares issued in reinvestment of distributions to shareholders	32,917
Shares redeemed	(202,868)

Net decrease in shares outstanding	(22,029)

Shares outstanding, end of period	2,682,071

Class I:
Beginning of period	3,577,039
Shares sold	662,794
Shares issued in reinvestment of distributions to shareholders	231,719
Shares redeemed	(1,438,200)

Net decrease in shares outstanding	(543,687)

Shares outstanding, end of period	3,033,352

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Market Fund
Class A:
Beginning of period	940,449
Shares sold	1,430,427
Shares issued in reinvestment of distributions to shareholders	18,458
Shares redeemed	(454,653)

Net increase in shares outstanding	994,232

Shares outstanding, end of period	1,934,681

Class C:
Beginning of period	110,224
Shares sold	697,222
Shares issued in reinvestment of distributions to shareholders	3,021
Shares redeemed	(27,647)

Net increase in shares outstanding	672,596

Shares outstanding, end of period	782,820

Class F-1:
Beginning of period	2,541,654
Shares sold	624,474
Shares issued in reinvestment of distributions to shareholders	4,039
Shares redeemed	(466,067)

Net increase in shares outstanding	162,446

Shares outstanding, end of period	2,704,100

Class I:
Beginning of period	566,543
Shares sold	3,919,273
Shares issued in reinvestment of distributions to shareholders	7,867
Shares redeemed	(916,644)

Net increase in shares outstanding	3,010,496

Shares outstanding, end of period	3,577,039

For the Six Months Ended March 31, 2013 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dividend Fund
Class A:
Beginning of period	832,213
Shares sold	714,180
Shares issued in reinvestment of distributions to shareholders	47,391
Shares redeemed	(115,334)

Net increase in shares outstanding	646,237

Shares outstanding, end of period	1,478,450

Semi-Annual Report | March 31, 2013 (Unaudited)	59

Notes to Financial Statements
March 31, 2013 (Unaudited)

For the Six Months Ended March 31, 2013 (Unaudited)
Class C:
Beginning of period	276,792
Shares sold	167,457
Shares issued in reinvestment of distributions to shareholders	12,985
Shares redeemed	(19,534)
Net increase in shares outstanding	160,908
Shares outstanding, end of period	437,700

Class F-1:
Beginning of period	202,124
Shares sold	392,356
Shares issued in reinvestment of distributions to shareholders	13,063
Shares redeemed	(27,719)
Net increase in shares outstanding	377,700
Shares outstanding, end of period	579,824

Class I:
Beginning of period	270,873
Shares sold	15,132
Shares issued in reinvestment of distributions to shareholders	2,286
Shares redeemed	(9,024)
Net increase in shares outstanding	8,394
Shares outstanding, end of period	279,267

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dividend Fund
Class A:
Beginning of period	154,498
Shares sold	776,319
Shares issued in reinvestment of distributions to shareholders	8,353
Shares redeemed	(106,957)
Net increase in shares outstanding	677,715
Shares outstanding, end of period	832,213

Class C:
Beginning of period	6,972
Shares sold	269,107
Shares issued in reinvestment of distributions to shareholders	1,563
Shares redeemed	(850)
Net increase in shares outstanding	269,820
Shares outstanding, end of period	276,792

For the Year Ended September 30, 2012
Class F-1:
Beginning of period	10,960
Shares sold	208,007
Shares issued in reinvestment of distributions to shareholders	3,111
Shares redeemed	(19,954)
Net increase in shares outstanding	191,164
Shares outstanding, end of period	202,124

Class I:
Beginning of period	202,286
Shares sold	71,146
Shares issued in reinvestment of distributions to shareholders	304
Shares redeemed	(2,863)
Net increase in shares outstanding	68,587
Shares outstanding, end of period	270,873

For the Six Months Ended March 31, 2013 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Core Fund
Class A:
Beginning of period	1,356,503
Shares sold	194,855
Shares issued in reinvestment of distributions to shareholders	36,176
Shares redeemed	(762,838)
Net decrease in shares outstanding	(531,807)
Shares outstanding, end of period	824,696

Class C:
Beginning of period	97,851
Shares sold	10,237
Shares issued in reinvestment of distributions to shareholders	2,206
Shares redeemed	(11,231)
Net increase in shares outstanding	1,212
Shares outstanding, end of period	99,063

Class F-1:
Beginning of period	7,523
Shares sold	35,861
Shares issued in reinvestment of distributions to shareholders	390
Shares redeemed	(492)
Net increase in shares outstanding	35,759
Shares outstanding, end of period	43,282

60	www.transparentvalue.com

Notes to Financial Statements
March 31, 2013 (Unaudited)

For the Six Months Ended March 31, 2013 (Unaudited)
Class I:
Beginning of period	285,059
Shares sold	180,905
Shares issued in reinvestment of distributions to shareholders	913
Shares redeemed	(4,999)
Net increase in shares outstanding	176,819
Shares outstanding, end of period	461,878

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Core Fund
Class A:
Beginning of period	89,003
Shares sold	1,689,473
Shares issued in reinvestment of distributions to shareholders	469
Shares redeemed	(422,442)
Net increase in shares outstanding	1,267,500
Shares outstanding, end of period	1,356,503

Class C:
Beginning of period	16,979
Shares sold	92,474
Shares issued in reinvestment of distributions to shareholders	28
Shares redeemed	(11,630)
Net increase in shares outstanding	80,872
Shares outstanding, end of period	97,851

Class F-1:
Beginning of period	996
Shares sold	19,588
Shares issued in reinvestment of distributions to shareholders	3
Shares redeemed	(13,064)
Net increase in shares outstanding	6,527
Shares outstanding, end of period	7,523

Class I:
Beginning of period	250,000
Shares sold	37,295
Shares redeemed	(2,236)
Net increase in shares outstanding	35,059
Shares outstanding, end of period	285,059

For the Six Months Ended March 31, 2013 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Growth Fund
Class A:
Beginning of period	78,033
Shares sold	114,565
Shares redeemed	(14,860)
Net increase in shares outstanding	99,705
Shares outstanding, end of period	177,738

Class C:
Beginning of period	11,204
Shares sold	11,578
Net increase in shares outstanding	11,578
Shares outstanding, end of period	22,782

Class F-1:
Beginning of period	499
Shares sold	28
Net increase in shares outstanding	28
Shares outstanding, end of period	527

Class I:
Beginning of period	256,540
Shares sold	6,320
Shares redeemed	(8,098)
Net decrease in shares outstanding	(1,778)
Shares outstanding, end of period	254,762

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Growth Fund
Class A:
Beginning of period	36,593
Shares sold	519,106
Shares redeemed	(477,666)
Net increase in shares outstanding	41,440
Shares outstanding, end of period	78,033

Class C:
Beginning of period	1,949
Shares sold	14,278
Shares redeemed	(5,023)
Net increase in shares outstanding	9,255
Shares outstanding, end of period	11,204

Semi-Annual Report | March 31, 2013 (Unaudited)	61

Notes to Financial Statements
March 31, 2013 (Unaudited)

For the Year Ended September 30, 2012
Class F-1:
Beginning of period	499
Shares outstanding, end of period	499

Class I:
Beginning of period	390,505
Shares sold	848
Shares redeemed	(134,813)
Net decrease in shares outstanding	(133,965)
Shares outstanding, end of period	256,540

For the Six Months Ended March 31, 2013 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Value Fund
Class A:
Beginning of period	40,025
Shares sold	60,639
Shares issued in reinvestment of distributions to shareholders	7,011
Shares redeemed	(10,377)
Net increase in shares outstanding	57,273
Shares outstanding, end of period	97,298

Class C:
Beginning of period	6,135
Shares sold	12,395
Shares issued in reinvestment of distributions to shareholders	2,460
Net increase in shares outstanding	14,855
Shares outstanding, end of period	20,990

Class F-1:
Beginning of period	499
Shares outstanding, end of period	499

Class I:
Beginning of period	251,097
Shares issued in reinvestment of distributions to shareholders	197
Net increase in shares outstanding	197
Shares outstanding, end of period	251,294

For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Value Fund
Class A:
Beginning of period	6,507
Shares sold	62,997
Shares issued in reinvestment of distributions to shareholders	130
Shares redeemed	(29,609)
Net increase in shares outstanding	33,518
Shares outstanding, end of period	40,025

Class C:
Beginning of period	499
Shares sold	5,636
Net increase in shares outstanding	5,636
Shares outstanding, end of period	6,135

Class F-1:
Beginning of period	499
Shares outstanding, end of period	499

Class I:
Beginning of period	527,300
Shares sold	1,098
Shares issued in reinvestment of distributions to shareholders	3,575
Shares redeemed	(280,876)
Net decrease in shares outstanding	(276,203)
Shares outstanding, end of period	251,097

For the Six Months Ended March 31, 2013 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation Fund
Class A:
Beginning of period	2,487,121
Shares sold	8,198,499
Shares issued in reinvestment of distributions to shareholders	48,621
Shares redeemed	(450,946)
Net increase in shares outstanding	7,796,174
Shares outstanding, end of period	10,283,295

62	www.transparentvalue.com

Notes to Financial Statements
March 31, 2013 (Unaudited)

For the Six Months Ended March 31, 2013 (Unaudited)
Class C:
Beginning of period	413,406
Shares sold	2,940,236
Shares issued in reinvestment of distributions to shareholders	11,592
Shares redeemed	(42,455)

Net increase in shares outstanding	2,909,373

Shares outstanding, end of period	3,322,779

Class F-1:
Beginning of period	882,528
Shares sold	911,652
Shares issued in reinvestment of distributions to shareholders	12,409
Shares redeemed	(88,320)

Net increase in shares outstanding	835,741

Shares outstanding, end of period	1,718,269

Class I:
Beginning of period	418,304
Shares sold	6,338,843
Shares issued in reinvestment of distributions to shareholders	13,246
Shares redeemed	(399,780)

Net increase in shares outstanding	5,952,309

Shares outstanding, end of period	6,370,613

For the Period June 18, 2012 (inception) to September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation Fund
Class A:
Beginning of period	–
Shares sold	2,524,116
Shares redeemed	(36,995)

Net increase in shares outstanding	2,487,121

Shares outstanding, end of period	2,487,121

Class C:
Beginning of period	–
Shares sold	413,480
Shares redeemed	(74)

Net increase in shares outstanding	413,406

Shares outstanding, end of period	413,406

For the Period June 18, 2012 (inception) to September 30, 2012
Class F-1:
Beginning of period	–
Shares sold	961,575
Shares redeemed	(79,047)

Net increase in shares outstanding	882,528

Shares outstanding, end of period	882,528

Class I:
Beginning of period	–
Shares sold	418,304

Net increase in shares outstanding	418,304

Shares outstanding, end of period	418,304

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2013 the following entities owned, of record or beneficially 25%, or greater of a share class of a Fund’s outstanding shares:

Fund	Class	Name	Percentage
Transparent Value Large-Cap Aggressive Fund	Class A	UBS Financial Services Inc.	35.53%
Transparent Value Large-Cap Aggressive Fund	Class C	Merrill Lynch Pierce Fenner & Smith	26.51%
Transparent Value Large-Cap Aggressive Fund	Class F-1	SG Americas Securities LLC	98.74%
Transparent Value Large-Cap Aggressive Fund	Class I	Prime Nominees Ltd.	74.30%
Transparent Value Large-Cap Defensive Fund	Class F-1	SG Americas Securities LLC	96.85%
Transparent Value Large-Cap Defensive Fund	Class I	Prime Nominees Ltd.	29.90%
Transparent Value Large-Cap Market Fund	Class A	American Enterprise Investment Services	29.51%
Transparent Value Large-Cap Market Fund	Class F-1	SG Americas Securities LLC	78.63%
Transparent Value Large-Cap Market Fund	Class I	Charles Schwab & CO Inc	41.22%
Transparent Value Dividend Fund	Class F-1	Raymond James	76.20%
Transparent Value Dividend Fund	Class I	Jasper Park Funding LLC	71.62%
Transparent Value Dividend Fund	Class I	NFS	26.20%
Transparent Value Large-Cap Core Fund	Class F-1	Raymond James	80.88%
Transparent Value Large-Cap Core Fund	Class I	Jasper Park Funding LLC	54.13%
Transparent Value Large-Cap Core Fund	Class I	John W Herdlein	38.02%

Semi-Annual Report | March 31, 2013 (Unaudited)	63

Notes to Financial Statements
March 31, 2013 (Unaudited)

Fund	Class	Name	Percentage
Transparent Value Large-Cap Growth Fund	Class C	UBS Financial Services Inc. - Pigott	36.27%
Transparent Value Large-Cap Growth Fund	Class F-1	GPAM Holdings LLC	94.57%
Transparent Value Large-Cap Growth Fund	Class I	Jasper Park Funding LLC	98.13%
Transparent Value Large-Cap Value Fund	Class C	Wedbush Securities	52.28%
Transparent Value Large-Cap Value Fund	Class F-1	GPAM Holdings LLC	100.00%
Transparent Value Large-Cap Value Fund	Class I	Jasper Park Funding LLC	99.49%
Transparent Value Directional Allocation Fund	Class F-1	NFS	54.90%
Transparent Value Directional Allocation Fund	Class F-1	Raymond James	28.80%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

64	www.transparentvalue.com

Additional Information
March 31, 2013 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $35,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDING

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 7-8, 2013, the Board of Trustees (the “Board”) of Transparent Value Trust (the “Trust”) considered the approval for another annual period of the investment advisory agreement between the Trust and Guggenheim Partners Investment Management, LLC , a Delaware limited liability company (the “Adviser”) (the “Advisory Agreement”), on behalf of the series of the Trust (the “Funds”). The Board also considered the approval for another annual period of the investment sub-advisory agreement between Transparent Value Advisors, LLC, a Delaware limited liability company (the “Sub-Adviser,” and together with the Adviser, the “Advisers”) and the Adviser, pursuant to which the Sub-Adviser performs portfolio management and related services for the Funds (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”). In addition, the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), separately considered the approval of each of the Agreements.

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials about the Agreements and the services provided thereunder, including information about the investment advisory fee rates and related matters from the Advisers. The information provided by the Advisers in connection with the Board meeting was in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and the Funds’ performance and the services of the Advisers. In connection with the Board meeting, the Board reviewed a detailed report prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the investment advisory fee rates and expense ratios for the Funds with a group of comparable funds as selected by Lipper (the “Lipper Report”). The Board also received various other materials that it deemed relevant to its consideration of the Agreements. At the meeting, representatives from the Advisers commented on the information delivered to the Board and answered questions from Board members to help the Board evaluate each Adviser’s fees and other aspects of the Agreements. The Independent Trustees also consulted with the Trust’s legal counsel and their independent legal counsel, who advised them on the legal standards for consideration of the Agreements, and otherwise assisted the Independent Trustees in their deliberations. In addition, the Independent Trustees met in executive session outside the presence of the Advisers to discuss the information submitted to the Board in connection with the renewal of the Agreements.

With respect to each of the Agreements, the Board considered factors bearing on the nature, extent and quality of the services provided to the Trust, and the costs of those services, with a view toward making a reasonable business judgment as to whether each of the Agreements is, under all of the circumstances, in the best interests of the Trust, the Funds and their shareholders. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The factors considered by the Board are addressed in more detail below:

Nature, quality, and extent of services provided by the Adviser and Sub-Adviser

The Board reviewed the services provided by the Adviser and Sub-Adviser and the qualifications and backgrounds of the portfolio managers responsible for managing the Funds. The Board also considered management’s discussion of the financial condition of the Adviser and Sub-Adviser to determine whether adequate resources were available to provide the level of service expected to be provided to the Funds. The Board reviewed

Semi-Annual Report | March 31, 2013 (Unaudited)	65

Additional Information
March 31, 2013 (Unaudited)

and considered information provided by each firm regarding its management and personnel and its business activities and affiliations. Based on its review, the Board determined that the Adviser, the Sub-Adviser and their respective personnel were well-qualified to provide all required services to the Funds and were providing services that are of high quality, and that each firm had appropriate resources to continue to provide such services.

Performance of the Funds

The Board reviewed the performance of each of the Funds and considered the Funds’ performance relative to mutual funds in their peer groups as set forth in the Lipper Report. The Board concluded that the performance of the Funds compared favorably with the performance of similar mutual funds. The Board also determined that the Funds’ investment strategies were performing as anticipated and the investment methodology employed in management of the Funds was delivering value to the Funds and their shareholders.

Cost of services provided and profits realized by the Adviser, Sub-Adviser and their affiliates under the Agreements, and comparative fees

The Board considered the cost of the services provided by the Adviser and Sub-Adviser and reviewed the investment advisory fees paid pursuant to the Agreements. In addition, the Board considered the fee arrangement between the Adviser and Sub-Adviser. The Board reviewed information provided in the Lipper Report regarding advisory fees of mutual funds in the Funds’ peer groups and evaluated the existing advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally, taking into account the warning in recent judicial decisions regarding relying too heavily on fee comparisons. The Board noted that the Funds’ relatively small asset base contributed to their higher expense rankings compared to their respective peer groups, however, it was also noted that the Funds’ expense ratios are within range of similar mutual funds after considering the Advisers’ waiver of Fund fees and absorption of Fund expenses. In addition, the Board noted that the Funds’ advisory fees reflected the Advisers’ costs of providing services under the Agreements, including the costs of formulating and operating the proprietary Required Business Performance investment methodology that is used in managing the investment portfolios of the Funds. The Board reviewed information regarding the profitability of the Adviser’s and Sub-Adviser’s relationships with the Funds, noting that neither firm currently is realizing a profit from its relationship with the Funds. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate for each Fund was consistent with applicable standards and was reasonable and fair.

Economies of scale

The Board observed that economies of scale are generally realized when a mutual fund’s assets increase significantly. The Board noted that the Funds were recently formed and have not reached a size that would allow the Adviser and Sub-Adviser to realize economies of scale in the cost of providing services that could be shared with the Funds. The Board determined that it would revisit this issue at an appropriate time in the future.

Ancillary benefits received by the Adviser or Sub-Adviser due to their relationships with the Funds

The Board considered whether any benefits accrue to the Adviser and Sub-Adviser through their relationships with the Funds and noted that each firm had represented that it had not identified any significant indirect benefits from its relationship with the Funds.

Conclusion

After an evaluation of the factors described above, and based on its deliberations and analysis of the information provided to the Board at the meeting and during the course of the year, the Board determined that it had a reasonable basis to determine whether the investment advisory fee under each of the Agreements was fair and reasonable and to act on whether to approve the continuance of each of the Agreements. Based on all of the foregoing, and such other matters as the Board considered to be relevant in the exercise of their reasonable judgment, the Board, including all of the Independent Trustees, concluded that the investment advisory fee to be paid under each of the Agreements was fair and reasonable in light of the nature, extent and quality of services to be provided. Accordingly, the entire Board, including the Independent Trustees voting separately, unanimously approved each of the Agreements. In the course of their deliberations, the Trustees considered the factors described above and other factors deemed pertinent, but the Trustees did not identify any particular piece of information or factor as dispositive.

66	www.transparentvalue.com

Page Intentionally Left Blank

Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	June 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	June 4, 2013

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	June 4, 2013